MONTEREY FUNDS



                       MURPHY NEW WORLD BIOTECHNOLOGY FUND


                             // MONTEREY MUTUAL FUND


                                  ANNUAL REPORT
                                NOVEMBER 30, 2002

                              MONTEREY MUTUAL FUND
                       MURPHY NEW WORLD BIOTECHNOLOGY FUND
                   SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2002

 Number
of Shares                                                                     Value
----------                                                             -------------
          COMMON  STOCKS                                         89.9%
          --------------

          BIOTECHNOLOGY                                          34.6%
  15,000  Affymetrix, Inc. *+                                            $   406,500
  15,000  Applera Corp. - Celera Genomics Group *                            169,050
   4,000  Biogen, Inc. *                                                     176,600
   3,000  Genentech, Inc. *                                                   99,000
   7,000  Genzyme Corp. *                                                    229,600
  10,000  ICOS Corp. *                                                       317,400
   4,000  IDEC Pharmaceuticals Corp. *                                       131,600
   8,400  Millennium Pharmaceuticals, Inc. *                                  84,084
                                                                        -------------
                                                                           1,613,834
                                                                        -------------

          HEALTH CARE PRODUCTS & SERVICE                          8.5%
  22,000  Cytyc Corp.*                                                       220,000
   2,500  Johnson & Johnson                                                  142,550
   1,700  Tenet Healthcare Corp. *                                            31,365
                                                                        -------------
                                                                             393,915
                                                                        -------------

          PHARMACEUTICALS                                        46.8%
  15,000  Abgenix, Inc. *                                                    139,050
   6,800  Adolor Corp. *                                                      96,900
   8,000  AdvancePCS *+                                                      197,520
  10,000  Andrx Corp. *                                                      145,000
  15,500  Celgene Corp. *+                                                   384,090
   9,000  CV Therapeutics, Inc. *                                            208,890
   8,500  Gilead Sciences, Inc. *                                            335,580
   5,000  King Pharmaceuticals, Inc. *                                        94,900
   7,000  Pfizer, Inc.                                                       220,780
   7,500  Scios, Inc. *+                                                     246,300
   6,000  Vertex Pharmaceuticals, Inc. *+                                    111,480
                                                                       -------------
                                                                           2,180,490
                                                                       -------------

          TOTAL COMMON STOCKS (COST $5,085,335)                            4,188,239
                                                                       -------------


                       See notes to financial statements.

                              MONTEREY MUTUAL FUND
                       MURPHY NEW WORLD BIOTECHNOLOGY FUND
             SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2002 (CONTINUED)

 Principal
  Amount                                                                                      Value
----------                                                                                -------------
           SHORT-TERM INVESTMENTS                                                  11.0%
           ----------------------

$ 229,788  First American Treasury Obligations Fund                                         $   229,788
  281,000  U.S. Treasury Bill, 12/5/02                                                          280,967
                                                                                          -------------
           TOTAL SHORT-TERM INVESTMENTS (COST $510,755)                                         510,755
                                                                                          -------------

           TOTAL INVESTMENTS (COST $5,596,090)                                    100.9%      4,698,994

           LIABILITIES LESS OTHER ASSETS                                           (0.9%)       (40,983)
                                                                                          -------------

           NET ASSETS                                                             100.0%    $ 4,658,011
                                                                                          =============


                  CALL OPTIONS WRITTEN
Contracts                                                                                     Value
---------                                                                                 -------------
       60  AdvancePCS, exercise price $25.00, expires 12/02                                 $     7,500
      150  Affymetrix, Inc., exercise price $25.00, expires 12/02                                44,250
       50  Celgene Corp., exercise price $22.50, expires 12/02                                   13,750
       40  Scios, Inc., exercise price $30.00, expires 12/02                                     14,000
       60  Vertex Pharmaceuticals, Inc., exercise price $20.00, expires 12/02                     4,500
                                                                                          -------------
           TOTAL CALL OPTIONS WRITTEN (PREMIUM RECEIVED $75,358)                            $    84,000
                                                                                          =============


* Non-income producing security.
+ All or a portion of this security is segregated as collateral for open written options.

                       See notes to financial statements.


                              MONTEREY MUTUAL FUND
                       MURPHY NEW WORLD BIOTECHNOLOGY FUND
             STATEMENT OF ASSETS AND LIABILITIES - NOVEMBER 30, 2002


ASSETS:
  Investments in securities, at value (cost $5,596,090)                      $  4,698,994
  Interest and dividends receivable                                                 1,494
  Due from investment adviser (Note 3)                                             64,649
  Prepaid expenses and other assets                                                13,275
                                                                            -------------
      Total assets                                                              4,778,412
                                                                            -------------

LIABILITIES:
  Options written, at value (premium received $75,358)                             84,000
  Payable for securities purchased                                                  4,800
  Payable for fund shares redeemed                                                  2,041
  Accrued distribution fees                                                         2,515
  Accrued expenses and other liabilities                                           27,045
                                                                            -------------
      Total liabilities                                                           120,401
                                                                            -------------

      Net Assets                                                             $  4,658,011
                                                                            =============

NET ASSETS CONSIST OF:
  Shares of beneficial interest, no par value;
      unlimited shares authorized                                            $ 21,036,757
  Accumulated net realized loss on investments and options                    (15,473,008)
  Net unrealized depreciation on investments and options                         (905,738)
                                                                            -------------
      Net Assets                                                             $  4,658,011
                                                                            =============

  Net asset value                                                                  $ 3.15
                                                                            =============
  Shares outstanding                                                            1,478,819
                                                                            =============

                       See notes to financial statements.



                              MONTEREY MUTUAL FUND
                       MURPHY NEW WORLD BIOTECHNOLOGY FUND
             STATEMENT OF OPERATIONS - YEAR ENDED NOVEMBER 30, 2002

INVESTMENT INCOME:
  Interest                                                                          $ 962
  Dividends                                                                         2,599
                                                                            -------------
      Total investment income                                                       3,561
                                                                            -------------

EXPENSES:
  Investment advisory fees (Note 3)                                                67,093
  Transfer agent fees and expenses                                                 36,624
  Fund administration and accounting fees                                          35,758
  Professional fees                                                                31,522
  Registration fees                                                                23,574
  Distribution fees (Note 4)                                                       16,773
  Reports to shareholders                                                          13,360
  Custody fees                                                                     10,245
  Trustees' fees                                                                    1,875
  Other expenses                                                                    7,301
                                                                            -------------
      Total expenses                                                              244,125
  Less: Expense reimbursement from adviser (Note 3)                              (110,610)
                                                                            -------------
      Net expenses                                                                133,515
                                                                            -------------
      Net investment loss                                                        (129,954)
                                                                            -------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Net realized loss from securities transactions                               (2,955,604)
  Net realized gain on options written                                            160,071
  Net realized loss on options purchased                                          (19,741)
  Net change in unrealized appreciation/depreciation on:
      Options written                                                              52,509
      Investments                                                              (2,864,988)
                                                                            -------------
  Net loss on investments                                                      (5,627,753)
                                                                            -------------
  Net decrease in net assets resulting from operations                       $ (5,757,707)
                                                                            =============

                       See notes to financial statements.

                              MONTEREY MUTUAL FUND
                       MURPHY NEW WORLD BIOTECHNOLOGY FUND
                       STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Year ended         Year ended
                                                                                  November 30,       November 30,
                                                                                     2002               2001
                                                                               -----------------   -----------------
OPERATIONS:
  Net investment loss                                                                $ (129,954)         $ (138,773)
  Net realized loss from securities transactions                                     (2,955,604)        (10,746,200)
  Net realized gain on options written                                                  160,071              37,567
  Net realized loss on options purchased                                                (19,741)                  -
  Net change in unrealized appreciation/depreciation on:
      Options written                                                                    52,509             (61,151)
      Investments                                                                    (2,864,988)          6,978,909
                                                                               -----------------   -----------------
  Net decrease in net assets resulting from operations                               (5,757,707)         (3,929,648)
                                                                               -----------------   -----------------

DIVIDENDS PAID TO SHAREHOLDERS:
  Dividends from net investment income                                                        -             (34,340)
  Distributions from net realized gains                                                       -          (8,120,187)
                                                                               -----------------   -----------------
  Total distributions                                                                         -          (8,154,527)
                                                                               -----------------   -----------------

FUND SHARE TRANSACTIONS:
  Net proceeds from shares sold                                                       2,583,594           8,744,134
  Dividends reinvested                                                                        -           7,968,516
  Payment for shares redeemed                                                        (5,002,190)        (12,119,860)
                                                                               -----------------   -----------------
  Net increase (decrease) in net assets from fund share transactions                 (2,418,596)          4,592,790
                                                                               -----------------   -----------------
  Total decrease in net assets                                                   (8,176,303)         (7,491,385)

NET ASSETS, BEGINNING OF YEAR                                                        12,834,314          20,325,699
                                                                               -----------------   -----------------
NET ASSETS, END OF YEAR                                                             $ 4,658,011        $ 12,834,314
                                                                               =================   =================


TRANSACTIONS IN SHARES:
  Shares sold                                                                           589,578           1,269,292
  Shares issued on reinvestment of dividends                                                  -             976,534
  Shares redeemed                                                                    (1,062,877)         (2,013,541)
                                                                               -----------------   -----------------
  Net increase (decrease) in shares outstanding                                        (473,299)            232,285
                                                                               =================   =================



                       See notes to financial statements.

                                       -5-

                              MONTEREY MUTUAL FUND
                       MURPHY NEW WORLD BIOTECHNOLOGY FUND
                NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2002


NOTE 1.    ORGANIZATION

      Monterey Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of five portfolios: the OCM Gold Fund, the PIA Equity Fund, the PIA Short-Term Government Securities Fund, the PIA Total Return Bond Fund and the Murphy New World Biotechnology Fund (collectively, the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for the Murphy New World Biotechnology Fund (the "Fund") is long-term growth of capital through investing primarily in equity securities of companies that its investment adviser believes can produce products or services that provide or benefit from advances in biotechnology.

      The Board of Trustees of the Trust has decided to liquidate the Fund on January 31, 2003 or as soon thereafter as is practicable.

NOTE 2.    SIGNIFICANT ACCOUNTING POLICIES

      The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

      SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market.

      REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Fund's custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Fund under each repurchase agreement. All securities are held by the Fund's custodian.

      OPTIONS WRITTEN - When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

      Transactions in call options written during the year ended November 30, 2002 were as follows:

                                                                                Number of
                                                                                Contracts        Premiums
                                                                                ---------       ---------
               Options outstanding at November 30, 2001                              318        $ 82,142
               Options written                                                     3,050         571,219
               Options terminated in closing purchase transactions                (1,921)       (427,018)
               Options expired                                                      (719)        (79,572)
               Options exercised                                                    (368)        (71,413)
                                                                                ---------       ---------
               Options outstanding at November 30, 2002                              360        $  75,358
                                                                                =========       =========

                       MURPHY NEW WORLD BIOTECHNOLOGY FUND
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2002 (CONTINUED)


      The Fund did not write put options during the year ended November 30, 2002.

      FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

      EXPENSES - The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to the Fund are typically allocated among the Funds in proportion to their respective net assets.

      SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

      DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, annually and distributes net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted. Accordingly, at November 30, 2002, reclassifications were recorded to decrease paid-in-capital by $129,954 and decrease accumulated net investment loss by $129,954.

      USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3.    INVESTMENT ADVISORY AGREEMENT

      The Fund has an investment advisory agreement with Murphy Investment Management, Inc. ("MIM") whereby the Fund pays MIM a fee, computed daily and payable monthly, at the annual rate of 1.00% of average daily net assets. For the year ended November 30, 2002, MIM voluntarily agreed to limit the total expenses of the Fund to an annual rate of 1.99% of average net assets.

NOTE 4.    DISTRIBUTION AGREEMENT AND PLAN

      The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes the Fund to reimburse the distributor for marketing expenses incurred in distributing shares of the Fund, including the cost of printing sales material and making payments to dealers of the Fund's shares, in any fiscal year, subject to a limit of 0.25% of average net assets.

      Syndicated Capital, Inc. serves as the Distributor of the Fund's shares. The President and sole shareholder of the Distributor is also a Trustee of the Trust. During the year ended November 30, 2002, the Distributor earned $5,072 from commissions on sales of the Fund's capital stock.

NOTE 5.    PURCHASES AND SALES OF SECURITIES

      Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the year ended November 30, 2002 were $7,511,442 and $9,340,453, respectively. Purchases and sales of U.S. government securities for the year ended November 30, 2002 were $7,876,874 and $7,598,000, respectively.

                       MURPHY NEW WORLD BIOTECHNOLOGY FUND
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2002 (CONTINUED)


NOTE 6.    FEDERAL INCOME TAX INFORMATION

      At November 30, 2002, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:



      Cost of investments                                         $  5,885,523
                                                                ==============
      Unrealized appreciation                                     $    361,596
      Unrealized depreciation                                       (1,548,125)
                                                                --------------
      Net unrealized depreciation on investments                  $ (1,186,529)
                                                                ==============

      The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

      As of November 30, 2002, the components of accumulated deficit on a tax basis were as follows:


      Undistributed ordinary income                               $          -
      Undistributed long-term gains                                          -
                                                                --------------
      Tax accumulated deficit                                                -
      Accumulated capital and other losses                         (15,183,575)
      Unrealized depreciation on investments                        (1,186,529)
      Unrealized depreciation on options written                        (8,642)
                                                                --------------
      Total accumulated deficit                                   $(16,378,746)
                                                                ==============


      At November 30, 2002, the Fund had capital loss carryforwards of $15,130,890, of which $12,224,528 expires in 2009 and $2,906,362 expires in
2010. To the extent the Fund realizes future net capital gains, those gains will be offset by any available capital loss carryforward. At November 30, 2002, the Fund had realized capital losses from transactions between November 1, 2002 and November 30, 2002 of $52,685. Post-October capital losses for tax purposes are deferred and will be recognized in 2003.


                              MONTEREY MUTUAL FUND
                       MURPHY NEW WORLD BIOTECHNOLOGY FUND
                              FINANCIAL HIGHLIGHTS


                                                      Year Ended       Year Ended      Year Ended      Year Ended      Year Ended
                                                       Nov. 30,         Nov. 30,        Nov. 30,        Nov. 30,        Nov. 30,
                                                         2002             2001            2000            1999            1998
                                                    --------------  ---------------  --------------  --------------  --------------

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each year)

Net asset value, beginning of year                    $      6.57     $      11.82     $      7.60     $      6.39     $      8.07
                                                    --------------  ---------------  --------------  --------------  --------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss)                                (0.09)           (0.07)           0.01               -           (0.15)
Net realized and unrealized gain (loss) on
      investments and options                               (3.33)           (0.43)           4.42            1.21           (1.53)
                                                    --------------  ---------------  --------------  --------------  --------------
Total from investment operations                            (3.42)           (0.50)           4.43            1.21           (1.68)
                                                    --------------  ---------------  --------------  --------------  --------------

LESS DISTRIBUTIONS:
Dividends from net investment income                            -            (0.02)              -               -               -
Distributions from net realized gains                           -            (4.73)          (0.21)              -               -
                                                    --------------  ---------------  --------------  --------------  --------------
Total distributions                                             -            (4.75)          (0.21)              -               -
                                                    --------------  ---------------  --------------  --------------  --------------

Net asset value, end of year                          $      3.15     $       6.57     $     11.82     $      7.60     $      6.39
                                                    ==============  ===============  ==============  ==============  ==============

TOTAL RETURN                                             (52.05)%         (12.06)%          59.99%          18.94%        (20.82)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's)                    $     4,658     $     12,834     $    20,326     $     4,658     $     3,958
Ratio of expenses to average net assets:
      Net of waivers and reimbursements                     1.99%            1.99%           1.89%           1.99%           2.44%
      Before waivers and reimbursements                     3.64%            2.01%           1.89%           3.27%           3.79%
Ratio of net investment income (loss) to
      average net assets:
      Net of waivers and reimbursements                   (1.94)%          (1.01)%           0.16%           0.02%         (2.11)%
      Before waivers and reimbursements                   (3.59)%          (1.03)%           0.16%         (1.26)%         (3.46)%
Portfolio turnover rate                                      114%           1,848%          1,355%            314%            459%





                       See notes to financial statements.

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of Monterey Mutual Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Murphy New World Biotechnology Fund (the "Fund"), a series of Monterey Mutual Fund (the "Trust") at November 30, 2002, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion. The financial highlights of the Fund as of November 30, 1998 and for the year then ended were audited by other independent accountants whose report dated January 8, 1999 expressed an unqualified opinion on those financial statements.

As explained in Note 1, the Board of Trustees approved and authorized the liquidation of the Fund effective on January 31, 2003 or as soon thereafter as possible.

/S/ PRICEWATERHOUSECOOPERS LLP

PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
January 15, 2003

                              MONTEREY MUTUAL FUND
                       MURPHY NEW WORLD BIOTECHNOLOGY FUND
               PERFORMANCE RESULTS - YEAR ENDED NOVEMBER 30, 2002



AVERAGE ANNUAL TOTAL RETURNS             VALUE ON NOVEMBER 30, 2002
----------------------------             --------------------------
1 year              (52.05)%        Murphy Biotechnology         $7,262
5 years              (8.67)%        S&P 500(R)Index             $13,619
Inception            (5.24)%


    $10,000 INVESTMENT MADE 12/20/96 (DATE MURPHY BECAME INVESTMENT ADVISER)


                         MURPHY                        S&P 500(r)
                      BIOTECHNOLOGY                      INDEX
                      -------------                      -----
12/20/96                 $10,000                        $10,000
11/30/97                  11,431                         13,112
11/30/98                   9,051                         16,214
11/30/99                  10,765                         19,602
11/30/00                  17,223                         18,775
11/30/01                  15,146                         16,480
11/30/02                   7,262                         13,759


The returns shown include the reinvestment of all dividends but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.
Past performance is not predictive of future performance.

The S&P 500(R)Index is a broad unmanaged index generally considered to be representative of the U.S. equity market.

The biotechnology sector had very poor returns again in 2002, in part due to the lack of an FDA commissioner. The FDA substantially slowed approval and review times on a number of drugs, discouraging investors. While we tried to remain invested in the better companies with more stable businesses, the performance of their stocks was not good. Even though this fund is closing due to its small size, we still believe in the future of this technology and expect that someday Wall Street will again be willing to pay a fair price for companies in this sector.


MONTEREY MUTUAL FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                     Portfolios in         Other
                                              Term of Office(1)                                       Fund Complex     Directorships
                              Position(s)       and Length of           Principal Occupation(s)         Overseen          Held by
Name, Address and Age       Held with Fund       Time Served              During Past 5 Years          by Trustee         Trustee
------------------------ -------------------- ------------------ ---------------------------------- ----------------- --------------
Beatrice P. Felix               Trustee           Served as      Sales Agent, Roland Land Realty           5                 None
1011 4th Street, #218                           Trustee since    (1994 - present)
Santa Monica, CA  90403                             1996
Age:  43

Ann Louise Marinaccio           Trustee           Served as      Sales Associate, Saks Fifth Avenue        5                 None
1 Norwood Road                                  Trustee since    (1986 - present)
Springfield, NJ  07081                              1996
Age:  62

Robert I. Weisberg              Trustee           Served as      President and Managing Partner,           5          Environmental
41 West Shore Road                              Trustee since    Alco Financial 5ervices, LLC                         Power, Inc.,
Belvedere, CA  94920                                1996         (1997 - present)                                     Titan General
Age:  55                                                                                                              Holdings, Inc.


INTERESTED TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       Number of
                                                                                                     Portfolios in        Other
                                               Term of Office(1)                                      Fund Complex     Directorships
                               Position(s)      and Length of           Principal Occupation(s)        Overseen          Held by
Name, Address and Age        Held with Fund     Time Served              During Past 5 Years           by Trustee        Trustee
--------------------------- ------------------ ---------------- ----------------------------------- ---------------- ---------------
Joseph Lloyd McAdams, Jr.(2)    Trustee,         Served as       Chairman of the Board and Chief           5                 None
1299 Ocean Avenue               Chairman        Trustee and      Investment Officer, Pacific Income
Suite 210                                        Chairman        Advisers, Inc. (1986 - present);
Santa Monica, CA  90401                         since 1996       Chairman of the Board, Chief
Age:  56                                                         Executive Officer and President,
                                                                 Syndicated Capital, Inc. (1987 -
                                                                 present); Chairman of the Board and
                                                                 Chief Executive Officer, Anworth
                                                                 Mortgage Asset Corp. (1998 -
                                                                 present)

John Michael Murphy(2)          Trustee          Served as       President, Murphy Investment                                None
2830 North Cabrillo Highway                     Trustee since    Management, Inc. (1989 - present);
Half Moon Bay, CA  94019                           1996          President, Murenove, Inc., a
Age:  60                                                         newsletter publisher (1985 -
                                                                 present)



MONTEREY MUTUAL FUND
TRUSTEE AND OFFICER INFORMATION


INTERESTED TRUSTEES AND OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                          Number of
                                                                                                        Portfolios in      Other
                                              Term of Office(1)                                          Fund Complex  Directorships
                                 Position(s)    and Length of           Principal Occupation(s)           Overseen       Held by
Name, Address and Age         Held with Fund    Time Served              During Past 5 Years             by Trustee      Trustee
---------------------------  ---------------- ------------------ -------------------------------------- -------------- -------------
Heather U. Baines               President and     Served as      President and Chief Executive             N/A              N/A
1299 Ocean Avenue                 Treasurer     President and    Officer, Pacific Income Advisers,
Suite 210                                         Treasurer      Inc. (1986 - present); Executive Vice
Santa Monica, CA  90401                          since 1996      President, Anworth Mortgage Asset
Age:  60                                                         Corp. (1998 - present)

Flaven Butler                   Secretary       Served as        Assistant Vice President, Pacific         N/A              N/A
1299 Ocean Avenue                               Secretary        Income Advisors, Inc. (1994 -
Suite 210                                       since 2001       Present)
Santa Monica, CA  90401
Age:  29

----------------------------------

  (1)Each Trustee serves an indefinite term until the election of a successor. Each Officer serves an indefinite term, renewed annually, until the election of a successor.
  (2)Mr. McAdams and Mr. Murphy are considered Interested Trustees of the Trust within the meaning of the Investment Company Act of 1940, as amended. Mr. McAdams is considered an Interested Trustee because of his affiliation with Pacific Income Advisers, Inc. and Syndicated Capital, Inc. Mr. Murphy is considered an Interested Trustee because of his affiliation with Murphy Investment Management, Inc.


The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling
1-800-628-9403.

                                    Monterey
                                     Funds

                                    OCM Gold



                                /// MONTEREY
                                    MUTUAL
                                    FUND









                                 Annual Report
                               November 30, 2002

"YOU HAVE A CHOICE BETWEEN TRUSTING THE NATURAL STABILITY OF GOLD OR THE HONESTY AND INTELLIGENCE OF MEMBERS OF THE GOVERNMENT. AND WITH ALL DUE RESPECT TO THOSE GENTLEMEN, I ADVISE YOU, AS LONG AS THE CAPITALIST SYSTEM LASTS, VOTE FOR GOLD."

                                               George Bernard Shaw (1856 - 1950)



Dear Fellow Shareholder:

Over five thousand years of monetary history crept back into the consciousness of the financial markets in 2002. With the general equity markets stumbling and confidence in the U.S. dollar waning, gold reasserted itself as a monetary asset in 2002, closing the year up 24% at $342.75. Your Fund responded favorably to higher gold prices by being one of the top performing mutual funds in the country for the calendar year, up 93.25% (84.57% after maximum sales load). For the fiscal period covered in this report ending November 30th, 2002, your Fund gained 59.87% (52.74% after maximum sales load). The S&P 500 closed the calendar year down 22.10%, marking the third consecutive year of decline and underscoring the importance, in our opinion, of owning an asset class that has historically represented the reciprocal of financial assets - gold.

We have maintained that gold is the ultimate form of money because it is an owned asset and not someone else's liability. Investors have gravitated toward gold following the bursting of prior credit induced bubbles for this reason. As creditworthiness becomes of paramount concern, investor psychology turns from capital appreciation to capital preservation. With the United States economy currently in the aftermath of one of the greatest credit induced bubbles of all time, gold's monetary attributes are once again gaining market appreciation.

Despite the significant percentage increases in the price of gold and gold shares over the past year, it is our opinion that gold is still in the early stages of a major long-term uptrend. The Federal Reserve is fighting the deflationary forces that directly result from excess credit creation, i.e., misallocation of capital, overcapacity, price competition, bankruptcy and joblessness, with an aggressive monetary policy that has resulted in interest rates being at the lowest level since the Kennedy Administration. As a result, the value of the U.S. dollar has come into question, dropping 12% over the past year as measured by the trade weighted dollar index.

In a startling speech to the National Economists Club in November 2002, Federal Reserve Governor Ben Bernanke made an astonishing proclamation to the financial community as to what extent the Federal Reserve was willing to depreciate the U.S. currency in order to fight deflationary forces. He said, "THE U.S. GOVERNMENT HAS A TECHNOLOGY, CALLED A PRINTING PRESS (OR, TODAY, ITS ELECTRONIC EQUIVALENT), THAT ALLOWS IT TO PRODUCE AS MANY U.S. DOLLARS AS IT WISHES AT ESSENTIALLY NO COST. BY INCREASING THE NUMBER OF U.S. DOLLARS IN CIRCULATION, OR EVEN BY CREDIBLY THREATENING TO DO SO, THE U.S. GOVERNMENT CAN ALSO REDUCE THE VALUE OF A DOLLAR IN TERMS OF GOODS AND SERVICES, WHICH IS EQUIVALENT TO RAISING THE PRICES IN DOLLARS OF THOSE GOODS AND SERVICES."

While the Federal Reserve is aggressively pursuing a reflationary monetary policy to stimulate the economy, the Bush Administration is pursuing a fiscal policy of increased spending and tax cuts. Budget deficits are now projected between $200 billion to $400 billion annually through the end of the decade. Additionally, the U.S. current account deficit is running at a record 5% of GDP, or over $1.5 billion per day. Given the poor fundamentals of the U.S. economy along with the Fed's admission of its willingness to depreciate the dollar to no end, foreigners' tolerance to finance the United States on favorable terms is severely being tested. With over $4 trillion in U.S. assets held by foreigners and 75% of Central Bank reserves held in U.S. dollars, the current trickle of dollar selling could give way to an uncontrollable flood in an effort to diversify dollar risk. The Federal Reserve's ability to control any type of monetary policy in such an environment would seem marginal at best.

In addition to the pendulum of confidence beginning to shift away from U.S. dollar, there are a number of bullish factors converging that aid the case for gold as an investment at this time, such as:

o Annual global gold production is set to decline by upwards of 15% over the next eight years. Cutbacks in exploration spending the past five years has led to the gold mining industry not being able to replace mined reserves. Due to the long lead-lag time of approximately five years for a gold mine to go from discovery to production, higher gold prices will not have a material impact on new mined supply for quite some time.

o The low interest rate environment and pressure from investors has prompted the gold mining industry to dramatically alter forward selling programs. This has had the effect of decreasing supply available to the market as gold producers deliver into existing contracts without replacing them.

o Negative real interest rates (short-term rates T-bill rates less inflation) encourage owning alternative assets.

o China has moved to deregulate its gold market to allow its citizens to own gold for the first time. AngloGold's CEO, Bobby Godsell, expects gold demand in China to grow from 200 tons annually to over 600 tons.

o Investment demand for gold in Japan continues to grow as Japanese citizens worry about the ongoing health of the country's banking system and the threat of a devaluation of the yen. Japan is the world's second largest economy, with over $5 trillion in bank savings accounts. A small shift toward gold as a store of value would have a profound impact in the gold market.

o Central bank gold sales appear set to decline following the completion of the Swiss gold sales program in 2004.

o Malaysia has introduced a gold linked currency for trade purposes - the dinar - in order for Muslim nations to move away from dependency on the U.S. dollar.

o The post 9/11 era is one of chronic geopolitical tensions for the United States and therefore uncertainty for the financial markets.

o The barometer of fair valuation for financial assets versus gold - the Dow/Gold ratio - remains historically high at 26 ounces to buy one unit of the Dow Jones. Respected Dow Theory newsletter writer, Richard Russell, has gone on record as saying he believes gold will once again reach parity with the Dow as it did in 1980 before the bear market in stocks is over.

                               DOW JONES / GOLD RATIO

                                1896    1.980648283
                                1902    3.215287857
                                1908    3.502660861
                                1914    3.93081761
                                1920    4.354620223
                                1926    6.852443154
                                1932    2.41848089
                                1938    3.093714286
                                1944    3.890482759
                                1950    5.51378882
                                1956    13.42301136
                                1962    17.30919378
                                1968    20.58114943
                                1974    4.183657787
                                1980    1.332033687
                                1986    4.189545037
                                1992    9.442071288
                                1998    32.36111111
                                2004



                                         Source: Orrell Capital Management, Inc.

GOLD MINING INDUSTRY

Gold investors sent a clear signal to mining company executives that selling gold forward would not be tolerated. The poster child for hedged gold producers, Barrick Gold, saw its shares end the year down 3%. Conversely, unhedged companies Gold Fields and Goldcorp saw share price increases of 191% and 110%, respectively. Despite increased share prices, the current stock market capitalization of the gold mining industry is slightly over $60 billion, a fraction of the market value of such companies as General Electric or IBM.

Higher gold prices in 2002 provided increased cash flow and access to funds from the capital market for the first time in years to shore-up badly depleted balance sheets. However, the gold mining industry still faces the difficult challenge of finding new economic reserves to replace production. The cut-back on exploration spending during the decline in gold prices, has severely curtailed the pipeline of development projects available. According to a study issued by Beacon Group Advisors of Toronto, the current level of gold production is set to decline without a sustained increase in the price of gold. We estimate that a minimum gold price of $375 is needed to maintain current levels of production.

INVESTMENT STRATEGY

Your Fund employs a tiered approach to the gold mining industry. Currently, approximately half of the portfolio is in major gold producers with annual production in excess of one million ounces. The balance of the Fund is allocated over progressively smaller positions of intermediate sized producers, junior producers and exploration companies. Our experience shows us that investment flows into the sector rotate among the various categories, especially as a bull market in gold matures.

Our strategy was rewarded in 2002 as intermediate and junior gold producers outpaced their senior counterparts. The Fund's focus in the intermediate and junior sectors is on companies exhibiting a stable to growing production base with exploration upside. Historically, shareholder value in the gold sector is created through the discovery process. Your Fund has added judiciously to the exploration sector as higher gold prices have increased the prospect of finding economic gold deposits.

Following the strong appreciation of the South African gold shares over the past year, your Fund's position in South Africa has increased to approximately 20% of the portfolio. It should be noted that many of the South African companies in the portfolio are international companies with production outside South Africa. We are constantly monitoring the political risk profile of the portfolio in order to maintain what we believe is an acceptable level of political risk. Overall, we prefer predominantly unhedged North American companies.

CONCLUSION

In our opinion, the U.S. economy is in a post bubble period resulting from the excessive credit creation in the late 90's. In the 1930's the fallout of excessive credit expansion was a deflationary depression, whereas, in the 1970's the result was an inflationary recession. In each case the U.S. dollar was devalued against gold and a major bull market in gold mining shares followed. We have no reason to believe this time around will be any different. The Federal Reserve has signaled its intentions to fight the deflationary forces of the current post bubble environment with large doses of printing press money. Additionally, Washington has enacted a war time deficit spending fiscal policy. The currency markets have responded by sending the U.S. dollar lower and gold higher. Therefore, it is our belief we are in the early stages of a long-term shift in confidence away from the U.S dollar and fiat currencies in general. Owning gold and gold related assets has historically offered a refuge for investors in such an environment, as gold's preeminent monetary attributes become appreciated once again.

We sincerely appreciate your continued confidence in the Fund's objectives.

Sincerely,


/S/ GREGORY M. ORRELL
---------------------
Gregory M. Orrell
Portfolio Manager

January 7, 2003


                              MONTEREY MUTUAL FUND
                                 OCM GOLD FUND
                  SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2002

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
COMMON STOCKS 85.2%
MAJOR GOLD PRODUCERS 40.9%
    130,000      AngloGold Ltd. ADR*                                 $ 3,459,300
     50,000      Durban Roodeport Deep Ltd. ADR*                         156,000
     50,000      Freeport-McMoRan Copper & Gold,
                   Inc., Class B Shares*                                 775,000
    210,000      Gold Fields Ltd.                                      2,253,300
    160,000      Harmony Gold Mining Co. Ltd. *                        2,054,400
    159,994      Newmont Mining Corp.                                  3,745,459
    200,000      Placer Dome, Inc.                                     1,916,000
                                                                     -----------
                                                                      14,359,459
                                                                     -----------

INTERMEDIATE/MID-TIER GOLD PRODUCERS 25.6%
     70,000      Agnico-Eagle Mines Ltd.*                                770,000
    425,000      Apollo Gold Corp.*                                      716,201
     20,000      Compania de Minas Buenaventura SA ADR*                  449,400
    125,000      Glamis Gold Ltd.*                                     1,020,000
    280,000      Goldcorp, Inc.                                        2,786,000
     30,000      Iamgold Corp.                                            98,430
     15,000      Lihir Gold Ltd.*                                        193,335
     95,000      Meridian Gold, Inc.*                                  1,353,750
    400,000      Northgate Exploration Ltd.*                             329,376
     20,000      Randgold Resources Ltd. ADR*                            340,000
     73,600      TVX Gold, Inc. *                                        796,352
    225,000      Wheaton River Minerals Ltd. *                           146,496
                                                                     -----------
                                                                       8,999,340
                                                                     -----------

JUNIOR GOLD PRODUCERS 13.8%
    175,000      Aurizon Mines, Ltd.*                                    138,516
    114,943      Canyon Resources Corp.*                                 193,104
     81,301      Canyon Resources Corp.*                                 122,927
    750,000      Claude Resources, Inc.*                                 445,232
    100,000      EAGC Ventures Corp.*                                     94,153
    300,000      Eldorado Gold Corp.*                                    287,246
     90,000      Golden Cycle Gold Corp.*                              1,350,000
    200,000      Golden Star Resources Ltd.*                             247,670
    600,000      Kenor ASA*                                              294,941



--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------
JUNIOR GOLD PRODUCERS (continued)
    500,000      McWatters Mining, Inc.*                             $    52,662
    186,800      Miramar Mining Corp.*                                   137,125
    200,000      Repadre Capital Corp.*                                1,020,043
     55,000      Richmont Mines, Inc.*                                   168,850
    155,000      River Gold Mines Ltd.*                                  296,821
                                                                     -----------
                                                                       4,849,290
                                                                     -----------

EXPLORATION AND DEVELOPMENT COMPANIES 2.0%
    200,000      Addwest Minerals International Ltd.*                       --
    375,000      Birim Goldfields, Inc.*                                  71,812
    100,000      Cardero Resource Corp.*                                  94,472
    150,000      IMA Exploration, Inc.*                                   40,500
    185,500      New Guinea Gold Corp.*                                   11,841
    187,500      Queenston Mining, Inc.*                                  88,568
    130,000      Western Copper Holdings Ltd.*                           257,245
    500,000      X-Cal Resources Ltd.*                                   143,623
                                                                     -----------
                                                                         708,061
                                                                     -----------

PRIMARY SILVER PRODUCERS 2.9%
     18,332      Coeur D'alene Mines Corp.*                               27,315
    125,000      Corner Bay Silver, Inc.*                                251,340
    197,100      Hecla Mining Co.*                                       743,067
                                                                     -----------
                                                                       1,021,722
                                                                     -----------

TOTAL COMMON STOCKS
                 (cost $20,401,183)                                   29,937,872
                                                                     -----------

WARRANTS 0.3%
    156,250      Apollo Gold Corp.*                                       13,309
     81,301      Canyon Resources Corp.*                                     813
    110,000      Northgate Exploration Ltd.*                              22,294
     93,750      Queenston Mining Inc.*                                     --
    112,500      Wheaton River Minerals Ltd.*                             30,879
    500,000      X-Cal Resources Ltd.*                                    23,937
                                                                     -----------
TOTAL WARRANTS
                 (cost $46,900)                                           91,232
                                                                     -----------


                       See notes to financial statements



                                      -5-


                              MONTEREY MUTUAL FUND
                                 OCM GOLD FUND
                  SCHEDULE OF INVESTMENTS - NOVEMBER 30, 2002

--------------------------------------------------------------------------------
Shares                                                               Value
--------------------------------------------------------------------------------

PREFERRED STOCKS 2.5%
     20,000      Freeport McMoran Copper & Gold, Inc.,
                    Class B Shares                                   $   580,000
     10,000      Freeport McMoran Copper & Gold, Inc.,
                    Class C Shares                                       268,000
      1,000      Placer Dome Inc., Series A                               25,200
                                                                     -----------

TOTAL PREFERRED STOCKS
                 (cost $743,251)                                         873,200
                                                                     -----------

OTHER INVESTMENT COMPANIES 2.9%
    240,000      Central Fund of Canada Ltd.                           1,010,400
                                                                     -----------

TOTAL OTHER INVESTMENT COMPANIES
                 (cost $1,005,600)                                     1,010,400
                                                                     -----------




--------------------------------------------------------------------------------
Principal
Amount                                                               Value
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 5.5%
 $1,719,000      First American Treasury Obligations Fund            $ 1,719,000
    205,000      U.S. Bank, N.A. repurchase agreement,
                    1.05%, dated 11/29/02, due 12/2/02,
                    repurchase price $205,018
                    (collateralized by FGCI Pool
                    E88725, 5.5%, due 4/1/17)                            205,000
                                                                     -----------

TOTAL SHORT-TERM INVESTMENTS
                 (cost $1,924,000)                                     1,924,000
                                                                     -----------

TOTAL INVESTMENTS
                 (cost $24,120,934)              96.4%                33,836,704
OTHER ASSETS LESS LIABILITIES                     3.6%                 1,272,709
                                                -----                -----------
NET ASSETS                                      100.0%               $35,109,413

                                                =====                ===========
----------
* Non-income producing security.
+ The following securities were purchased under Rule 144A of the Securities Act of 1933:
                                                                    VALUE AS %
        DESCRIPTION     ACQUISITION DATE        COST      VALUE   OF NET ASSETS
--------------------------------------------------------------------------------
Canyon Resources Corp.  March 29, 2002         $96,000  $122,927        0.4%
Canyon Resources Corp.
Warrants                March 29, 2002           4,000       813         --

                       See notes to financial statements



                              MONTEREY MUTUAL FUND
                                 OCM GOLD FUND
            STATEMENT OF ASSETS AND LIABILITIES - NOVEMBER 30, 2002

ASSETS:
        Investments in securities, at value
          (cost $24,120,934) .................................     $ 33,836,704
        Receivable for securities sold .......................        1,336,795
        Receivable for fund shares sold ......................          179,530
        Interest and dividends receivable ....................            4,016
        Prepaid expenses and other assets ....................           26,640
                                                                   ------------
                Total assets .................................       35,383,685
                                                                   ------------

LIABILITIES:
        Payable for fund shares redeemed .....................           89,006
        Due to investment adviser (Note 3) ...................           30,539
        Accrued distribution fees ............................          118,057
        Accrued expenses and other liabilities ...............           36,670
                                                                   ------------
                Total liabilities ............................          274,272
                                                                   ------------
                Net Assets ...................................     $ 35,109,413
                                                                   ============
NET ASSETS CONSIST OF:
        Shares of beneficial interest,
          no par value; unlimited shares authorized ..........     $ 27,086,018
        Accumulated net investment loss ......................         (339,962)
        Accumulated net realized loss on investments
          and foreign currency transactions ..................       (1,352,413)
        Net unrealized appreciation on investments
          and foreign currency translations ..................        9,715,770
                                                                   ------------
                Net Assets ...................................     $ 35,109,413
                                                                   ============

CALCULATION OF MAXIMUM OFFERING PRICE:
        Net asset value and redemption price per share .......     $       7.53
        Maximum sales charge (4.50% of offering price) .......             0.35
                                                                   ------------
        Offering price to public .............................     $       7.88
                                                                   ============
        Shares outstanding ...................................        4,659,816
                                                                   ============

                       See notes to financial statements


                              MONTEREY MUTUAL FUND
                                 OCM GOLD FUND
             STATEMENT OF OPERATIONS - YEAR ENDED NOVEMBER 30, 2002

INVESTMENT INCOME:
        Interest ...............................................   $     44,756
        Dividends (net of foreign withholding taxes of $10,157)         318,809
                                                                   ------------
                Total investment income ........................        363,565
                                                                   ------------

EXPENSES:
        Investment advisory fees (Note 3) ......................        303,336
        Distribution fees (Note 4) .............................        300,303
        Transfer agent fees and expenses .......................         48,899
        Fund administration and accounting fees ................         41,396
        Professional fees ......................................         33,619
        State registration fees ................................         30,717
        Custody fees ...........................................         23,886
        Reports to shareholders ................................         11,001
        Trustees' fees .........................................          1,780
        Other expenses .........................................         10,957
                                                                   ------------
                Total expenses .................................        805,894
                                                                   ------------
                Net investment loss ............................       (442,329)
                                                                   ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
        Net realized gain on investments and
          foreign currency transactions ........................        850,618
        Net change in unrealized appreciation/
          depreciation on investments and
          foreign currency translations ........................     10,174,405
                                                                   ------------
                Net gain on investments ........................     11,025,023
                                                                   ------------
        Net increase in net assets resulting from operations ...   $ 10,582,694
                                                                   ============

                       See notes to financial statements



                              MONTEREY MUTUAL FUND
                                 OCM GOLD FUND
                      STATEMENTS OF CHANGES IN NET ASSETS

                                                                   Year ended     Year ended
                                                                     Nov. 30,       Nov. 30,
                                                                       2002            2001
                                                                  ------------    ------------
OPERATIONS:
        Net investment loss ...................................   $   (442,329)   $   (160,814)
        Net realized gain on investments and
          foreign currency transactions .......................        850,618          89,893
        Net change in unrealized appreciation/
          depreciation on investments and foreign
          currency translations ...............................     10,174,405       3,286,161
                                                                  ------------    ------------
        Net increase in net assets resulting from operations ..     10,582,694       3,215,240
                                                                  ------------    ------------

Fund Share Transactions:
        Net proceeds from shares sold .........................     14,654,286      14,270,153
        Payment for shares redeemed ...........................     (8,051,464)     (8,801,952)
                                                                  ------------    ------------
        Net increase in net assets from fund share transactions      6,602,822       5,468,201
                                                                  ------------    ------------
        Total increase in net assets ..........................     17,185,516       8,683,441
Net Assets, Beginning of Year .................................     17,923,897       9,240,456
                                                                  ------------    ------------
Net Assets, End of Year .......................................   $ 35,109,413    $ 17,923,897
                                                                  ============    ============
Transactions in Shares:
        Shares sold ...........................................      1,978,165       3,083,640
        Shares redeemed .......................................     (1,125,077)     (1,903,699)
                                                                  ------------    ------------
        Net increase in shares outstanding ....................        853,088       1,179,941
                                                                  ============    ============



                       See notes to financial statements


                              MONTEREY MUTUAL FUND
                                 OCM GOLD FUND
               NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2002

NOTE 1. ORGANIZATION

         Monterey Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of five portfolios: the OCM Gold Fund, the PIA Equity Fund, the PIA Short-Term Government Securities Fund, the PIA Total Return Bond Fund and the Murphy New World Biotechnology Fund (collectively, the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for the OCM Gold Fund (the "Fund") is long-term growth of capital through investing primarily in equity securities of domestic and foreign companies engaged in activities related to gold and precious metals.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

         The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

         SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market.

         REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time the Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Fund's custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Fund under each repurchase agreement. All securities are held by the Fund's custodian.

         FOREIGN CURRENCY - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

         The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net unrealized and realized gain or loss from investments.

         Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities, other than investments in securities at fiscal year end, resulting from changes in exchange rates.

         FEDERAL INCOME TAXES - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

         EXPENSES - The Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to the Fund are typically allocated among the Funds in proportion to their respective net assets.

         SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

         DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Fund declares and pays dividends of net investment income, if any, annually and distributes net realized gains, if any, annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted. Accordingly, at November 30, 2002, reclassifications were recorded to decrease paid-in-capital by $191,296, decrease accumulated net investment loss by $102,367 and decrease net realized loss on investments and foreign currency transactions by $88,929.

                              MONTEREY MUTUAL FUND
                                  OCM GOLD FUND
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2002 (Continued)


         USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

NOTE 3. INVESTMENT ADVISORY AGREEMENT

         The Fund has an investment advisory agreement with Orrell Capital Management, Inc. ("OCM"). Under the agreement, the Fund pays OCM a fee computed daily and payable monthly, at the following annual rates based upon average daily net assets:

Assets  Fee Rate
               $0 to $50 million ..............................  1.000%
               $50 million to $75 million .....................  0.875%
               $75 million to $100 million ....................  0.750%
               $100 million to $150 million ...................  0.625%
               $150 million to $250 million ...................  0.500%
               Over $250 million ..............................  0.375%

         For the year ended November 30, 2002, OCM voluntarily agreed to limit the total expenses of the Fund to an annual rate of 2.99% of average net assets.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

         The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes the Fund to reimburse the distributor for marketing expenses incurred in distributing shares of each Fund, including the cost of printing sales material and making payments to dealers of the Fund's shares, in any fiscal year, subject to a limit of 0.99% of average daily net assets. Syndicated Capital, Inc. serves as the Distributor of the Fund's shares. The President and sole shareholder of the Distributor is also a Trustee of the Trust. During the year ended November 30, 2002, the Distributor earned $547 from commissions on sales of the Fund's capital stock.

NOTE 5. PURCHASES AND SALES OF SECURITIES

         Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the year ended November 30, 2002 were $13,886,808 and $8,474,689, respectively. There were no purchases or sales of U.S. government obligations.

NOTE 6. FEDERAL INCOME TAX INFORMATION

         At November 30, 2002, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

          Cost of investments ................................    $  24,495,147
                                                                  =============
          Unrealized appreciation ............................    $  10,848,532
          Unrealized depreciation ............................       (1,506,975)
                                                                  -------------
          Net unrealized depreciation on investments .........    $   9,341,557
                                                                  =============

         The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

         As of November 30, 2002 the components of accumulated earnings on a tax basis were as follows:

          Undistributed ordinary income                           $      --
          Undistributed long-term gains                                  --
                                                                  -------------
          Tax accumulated earnings                                       --
          Accumulated capital and other losses                       (1,318,162)
          Unrealized appreciation on investments                      9,341,557
                                                                  -------------
          Total accumulated earnings                              $   8,023,395
                                                                  =============

                              MONTEREY MUTUAL FUND
                                  OCM GOLD FUND
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2002 (Continued)

         At November 30, 2002, the Fund had capital loss carryforwards of $1,191,499, of which $87,795, $364,267, $590,410 and $149,027 expire in 2003,
2006, 2007 and 2008, respectively. To the extent the Fund realizes future net capital gains, those gains will be offset by any available capital loss carryforwards. At November 30, 2002, the Fund had realized capital losses from transactions between November 1, 2002 and November 30, 2002 of $126,695. Post-October capital losses for tax purposes are deferred and will be recognized in 2003.

NOTE 7. OFFERING PRICE PER SHARE

         A maximum front-end sales charge of 4.50% is imposed on purchases of the Fund's shares. For the year ended November 30, 2002, the Trust was advised that the Distributor received $22,313 of sales charges from sales of the Fund's shares.


                              MONTEREY MUTUAL FUND
                                 OCM GOLD FUND
                              FINANCIAL HIGHLIGHTS


                                                            Year Ended   Year Ended    Year Ended     Year Ended     Year Ended
                                                              Nov. 30,     Nov. 30,      Nov. 30,       Nov. 30,       Nov. 30,
                                                                2002         2001          2000           1999           1998
                                                       --------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each year)
Net asset value, beginning of year ..................   $        4.71  $        3.52  $       4.75  $        4.98  $       5.09
                                                        -------------  -------------  ------------  -------------  ------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment loss .................................           (0.09)         (0.04)        (0.05)         (0.04)        (0.03)
Net realized and unrealized gain (loss) on
        investments and foreign currency transactions            2.91           1.23         (1.18)         (0.19)        (0.08)
                                                        -------------  -------------  ------------  -------------  ------------
Total from investment operations ....................            2.82           1.19         (1.23)         (0.23)        (0.11)
                                                        -------------  -------------  ------------  -------------  ------------

Net asset value, end of year ........................   $        7.53  $        4.71  $       3.52  $        4.75  $       4.98
                                                        =============  =============  ============  =============  ============

TOTAL RETURN* .......................................           59.87%         33.81%       (25.89)%        (4.62)%       (2.16)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) .................    $       35,109 $       17,924 $       9,240 $       11,799 $       8,251
Ratio of expenses to average net assets:
        Net of waivers and reimbursements ...........            2.66%          2.60%         2.44%          2.44%         2.44%
        Before waivers and reimbursements ...........            2.66%          2.60%         2.99%          3.02%         3.32%
Ratio of net investment loss to average net assets:
        Net of waivers and reimbursements ...........           (1.46)%        (1.14)%       (1.19)%        (1.03)%       (0.96)%
        Before waivers and reimbursements ...........           (1.46)%        (1.14)%       (1.74)%        (1.61)%       (1.84)%
Portfolio turnover rate .............................           32%             5%            3%             9%            2%

-----------
* Assumes no sales charge.


                       See notes to financial statements

REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Trustees and Shareholders of Monterey Mutual Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the OCM Gold Fund (the "Fund"), a series of Monterey Mutual Fund (the "Trust") at November 30, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Fund as of November 30, 1998 and for the year then ended were audited by other independent accountants whose report dated January 8, 1999 expressed an unqualified opinion on those financial statements.



/S/ PRICEWATERHOUSECOOPERS LLP
------------------------------
PricewaterhouseCoopers LLP
Milwaukee, Wisconsin
January 15, 2003

                              MONTEREY MUTUAL FUND
                                  OCM GOLD FUND
               PERFORMANCE RESULTS - YEAR ENDED NOVEMBER 30, 2002

    (ALL PERFORMANCE MEASUREMENTS REFLECT THE MAXIMUM SALES LOAD CHARGES FOR
                              EACH PERIOD SHOWN.)

OCM GOLD FUND
Average Annual Total Returns                     Value on 11/30/02
1 year         52.74%                OCM Gold Fund                $8,695
5 year          7.16%                S&P 500=AE Index            $13,998
Inception      -2.32%                Philadelphia Gold &
                                        Silver Index              $5,863

$10,000 INVESTMENT MADE 12/13/96 (DATE ORRELL BECAME INVESTMENT ADVISER)

                   OCM Gold        S&P 500(R)       Philadelphia
                     Fund            Index      Gold & Silver Index

    12/13/96        $9,550         $10,000            $10,000
    11/30/97        $5,878         $13,340            $ 6,037
    11/30/98        $5,751         $16,496            $ 6,466
    11/30/99        $5,485         $19,943            $ 5,864
    11/30/00        $4,065         $19,102            $ 4,218
    11/30/01        $5,612         $16,767            $ 4,783
    11/30/02        $8,695         $13,998            $ 5,863

The returns shown include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not indicative of future results.

The Philadelphia gold and silver share index (XAU) is an unmanaged index of 10 gold and silver shares listed on U.S. exchanges and is generally considered as representative of the gold and silver share market.

The S&P 500(r) Index is a broad unmanaged index generally considered as representative of the U.S. equity market.


MONTEREY MUTUAL FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
                                                                                                      PORTFOLIOS IN       OTHER
                                                TERM OF OFFICE(1)                                     FUND COMPLEX    DIRECTORSHIPS
                              POSITION(S)         AND LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN         HELD BY
NAME, ADDRESS AND AGE       HELD WITH FUND         TIME SERVED              DURING PAST 5 YEARS        BY TRUSTEE        TRUSTEE
---------------------     ------------------ ---------------------- --------------------------------- --------------- --------------
BEATRICE P. FELIX              Trustee          Served as Trustee    Sales Agent, Roland Land            5              None
1011 4th Street, #218                              since 1996        Realty (1994 - present)
Santa Monica, CA 90403
Age:  43

ANN LOUISE MARINACCIO          Trustee          Served as Trustee    Sales Associate, Saks               5              None
1 Norwood Road                                     since 1996        Fifth Avenue (1986 - present)
Springfield, NJ 07081
Age:  62

ROBERT I. WEISBERG             Trustee          Served as Trustee    President and Managing Partner,     5            Environmental
41 West Shore Road                                 since 1996        Alco Financial Services, LLC                     Power, Inc.,
Belvedere, CA 94920                                                  (1997 - present)                                 Titan General
Age:  55                                                                                                              Holdings, Inc.



INTERESTED TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
                                                                                                      PORTFOLIOS IN       OTHER
                                                  TERM OF OFFICE(1)                                   FUND COMPLEX    DIRECTORSHIPS
                                POSITION(S)         AND LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN         HELD BY
NAME, ADDRESS AND AGE         HELD WITH FUND         TIME SERVED            DURING PAST 5 YEARS        BY TRUSTEE        TRUSTEE
---------------------       ------------------ -------------------- --------------------------------- --------------- --------------

JOSEPH LLOYD MCADAMS, JR.(2)    Trustee,         Served as          Chairman of the Board and Chief       5            None
1299 Ocean Avenue               Chairman         Trustee            Investment Officer, Pacific Income
Suite 210                                        and Chairman       Advisers, Inc. (1986 - present);
Santa Monica, CA 90401                           since 1996         Chairman of the Board, Chief
Age:  56                                                            Executive Officer and President,
                                                                    Syndicated Capital, Inc. (1987 -
                                                                    present); Chairman of the Board
                                                                    and Chief Executive Officer,
                                                                    Anworth Mortgage Asset Corp.
                                                                    (1998 - present)

JOHN MICHAEL MURPHY(2)          Trustee          Served as          President, Murphy Investment          5            None
2830 North Cabrillo Highway                      Trustee since      Management, Inc. (1989 - present);
Half Moon Bay, CA 94019                          1996               President, Murenove, Inc., a newsletter
Age:  60                                                            publisher (1985 - present)






INTERESTED TRUSTEES AND OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                       NUMBER OF
                                                                                                      PORTFOLIOS IN       OTHER
                                                TERM OF OFFICE(1)                                     FUND COMPLEX    DIRECTORSHIPS
                              POSITION(S)         AND LENGTH OF          PRINCIPAL OCCUPATION(S)        OVERSEEN         HELD BY
NAME, ADDRESS AND AGE       HELD WITH FUND         TIME SERVED              DURING PAST 5 YEARS        BY TRUSTEE        TRUSTEE
---------------------     ------------------ ---------------------- --------------------------------- --------------- --------------

HEATHER U. BAINES          President and          Served as          President and Chief Executive          N/A            N/A
1299 Ocean Avenue            Treasurer          President and        Officer, Pacific Income Advisers, Inc.
Suite 210                                      Treasurer since       (1986 - present); Executive Vice
Santa Monica, CA 90401                              1996             President, Anworth Mortgage Asset
Age:  60                                                             Corp. (1998 - present)

FLAVEN BUTLER                                 Secretary Served as    Assistant Vice President, Pacific      N/A            N/A
1299 Ocean Avenue                               Secretary since      Income Advisers, Inc. (1994 - Present)
Suite 210                                           2001
Santa Monica, CA  90401
Age:  29

(1) Each Trustee serves an indefinite term until the election of a successor. Each Officer serves an indefinite term, renewed annually, until the election of a successor.

(2) Mr. McAdams and Mr. Murphy are considered Interested Trustees of the Trust within the meaning of the Investment Company Act of 1940, as amended. Mr. McAdams is considered an Interested Trustee because of his affiliation with Pacific Income Advisers, Inc. and Syndicated Capital, Inc. Mr. Murphy is considered an Interested Trustee because of his affiliation with Murphy Investment Management, Inc.

The Statement of Additional Information includes additional information about the Trustees and is available upon request, without charge, by calling 1-800-628-9403.

                             Monterey Mutual Funds
                                Distributed by:


                            Syndicated Capital, Inc.
                          1299 Ocean Avenue, Suite 210
                             Santa Monica, CA 90401

                                                         MONTEREY
                                                          FUNDS

                                                    - PIA SHORT-TERM
                                                         GOVERNMENT SECURITIES

                                                    - PIA TOTAL RETURN BOND

                                                    - PIA EQUITY






                                                       ///MONTEREY
                                                          MUTUAL
                                                          FUND








                                                         ANNUAL REPORT
                                                       NOVEMBER 30, 2002

Dear Shareholder:
We are pleased to provide you with this annual report for the year ended November 30, 2002 for the following series of the Monterey Mutual Funds for which Pacific Income Advisers is the adviser: the PIA Short-Term Government Securities Fund, the PIA Total Return Bond Fund, and the PIA Equity Fund.

During the 12 months ended November 30, 2002, the returns including the reinvestment of dividends and capital gains, were as follows:

           PIA Short-Term Government Securities Fund            2.87%

           PIA Total Return Bond Fund                           4.17%

           PIA   Equity Fund                                  -15.08%

For a third year in a row, both long term and short term government bond yields declined. Thirty-year Treasury bonds closed the year at 5.0% while two-year Treasury Bonds closed at 1.8%. Both of these were the low for the past ten years. With a consensus outlook that calls for continued low levels of inflation, many investors view these historically low interest rate levels as providing positive yields after taking into account the effects of future levels of inflation.

During the year ended November 30, 2002, the Lehman Government-Credit Index increased by 7.3%.

Stock market investors remain concerned about prospective economic growth prospects, and the NASDAQ 100 Stock Index again recorded significantly negative returns. The small capitalization Russell 2000 Stock Index decreased by 10.6%. The PIA Equity Fund with its focus on smaller capitalization companies decreased by 15.1%.

I am pleased to note that our Short-Term Government Fund's recent results received special recognition in the November issue of Smart Money magazine. If you would like a copy, you can request it through our website, pacificincome.com.

Please take a moment to review your Fund(s)' statement of assets and results of operations for the year ended November 30, 2002. We look forward to reporting to you in six months.



/s/ LLOYD MCADAMS
------------------
Lloyd McAdams
Chairman of the Board





                              MONTEREY MUTUAL FUND
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2002


PIA SHORT-TERM GOVERNMENT
SECURITIES FUND
-----------------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                 VALUE
-----------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 8.3%
$   93,084   Centex Home Equity 6.74%, due 8/25/21 ..........................   $   93,296
 1,000,000   Chase Credit Card Master Trust 6.00%, due 8/15/05 ..............    1,017,649
   289,763   CIT Equipment Collateral 6.84%, due 6/20/04 ....................      294,460
   650,000   Conseco Finance Lease, LLC 7.48%, due 8/20/05 ..................      655,942
 1,000,000   Conseco Finance Securitizations Corp. 8.48%, due 12/1/30 .......    1,035,999
   100,194   Duck Auto Grantor Trust 6.76%, due 4/15/05 .....................      100,194
   389,652   Fairbanks Capital Mortgage Loan Trust
             1.98%, due 5/25/28* ............................................      391,531
   875,778   Fannie Mae Whole Loan 5.72%, due 3/25/30 .......................      890,063
   210,877   Ford Credit Auto Owner Trust 7.24%, due 2/15/04 ................      213,805
   122,503   Green Tree Recreational, Equipment &
             Consumer Trust 6.55%, due 7/15/28 ..............................      124,633
   300,056   Onyx Acceptance Auto Trust 6.69%, due 12/15/04 .................      303,807
   688,527   Union Acceptance Corp. 5.29%, due 11/8/05 ......................      698,754
   215,298   WFS Financial Owner Trust 6.83%, due 7/20/05 ...................      219,199
                                                                                ----------

TOTAL ASSET-BACKED SECURITIES
             (cost $6,010,566) ..............................................    6,039,332
                                                                                ----------



PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
------------------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                   VALUE
------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 32.7%
COMMERCIAL 2.4%
$  286,336   Countrywide Home Loans 8.00%, due 8/25/27 ......................   $  294,227
   585,728   GS Mortgage Securities Corp. II
             1.66%, due 8/15/12* ............................................      584,896
   248,728   GS Mortgage Securities Corp. II
             1.74%, due 3/20/23* ............................................      246,531
   597,722   Prudential Home Mortgage Securities
             7.50%, due 3/25/08 .............................................      598,439
                                                                                ----------
                                                                                 1,724,093
                                                                                ----------

U.S. GOVERNMENT AGENCIES 30.3%
    69,748   FHLMC 7.50%, due 9/15/06 .......................................       70,470
   107,376   FHLMC 6.25%, due 9/15/23 .......................................      107,402
 1,378,652   FHLMC 6.50%, due 4/15/24 .......................................    1,388,517
 1,936,071   FHLMC 6.50%, due 2/15/27 .......................................    1,969,747
    69,637   FHLMC Pool M80409 6.00%, due 1/1/03 ............................       70,775
    51,858   FHLMC Pool N96340 6.00%, due 4/1/03 ............................       52,706
    26,998   FHLMC Pool N96342 6.00%, due 4/1/03 ............................       27,439
   121,948   FHLMC Pool N96369 6.00%, due 4/1/03 ............................      123,941
   110,584   FHLMC Pool N96446 6.50%, due 4/1/03 ............................      112,239
    11,579   FHLMC Pool N96415 6.50%, due 5/1/03 ............................       11,752
    22,325   FHLMC Pool N96779 6.50%, due 8/1/03 ............................       22,659





                        See notes to financial statements

                                      - 2 -


                              MONTEREY MUTUAL FUND
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2002


PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
------------------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                                   VALUE
------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (continued)
$    40,959   FHLMC Pool L80215 6.50%, due 8/1/03 .....................   $    41,572
     44,959   FHLMC Pool L80218 6.50%, due 9/1/03 .....................        45,632
    103,387   FHLMC Pool M80478 7.00%, due 6/1/04 .....................       106,067
    154,559   FHLMC ARM Pool 755204 4.84%, due 8/1/15* ................       159,771
    134,805   FHLMC ARM Pool 845113 4.91%, due 2/1/22* ................       138,973
    238,549   FHLMC ARM Pool 635206 5.81%, due 10/1/22* ...............       247,359
     99,628   FHLMC ARM Pool 845755 4.75%, due 6/1/23* ................       102,634
     44,338   FHLMC ARM Pool 609231 5.54%, due 2/1/24* ................        45,545
  1,327,796   FHLMC ARM Pool 1C0009 4.49%, due 2/1/32* ................     1,368,918
    750,343   FNMA 6.00%, due 10/25/13 ................................       754,103
  2,625,131   FNMA 7.00%, due 7/25/20 .................................     2,731,598
    161,193   FNMA 2.70%, due 1/25/22* ................................       161,648
  2,500,000   FNMA 6.00%, due 5/25/23 .................................     2,570,135
    193,838   FNMA Pool 415842 11.00%, due 1/1/13 .....................       216,303
    588,831   FNMA ARM Pool 547441 7.10%, due 8/1/30* .................       617,686
  1,355,093   FNMA ARM Pool 556824 7.55%, due 8/1/30* .................     1,413,449
    706,254   FNMA ARM Pool 551038 4.59%, due 9/1/30* .................       735,329








PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
------------------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                              VALUE
------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (continued)
$ 1,957,160   FNMA ARM Pool 629098 5.02%, due 4/1/32* .................   $ 2,023,233
    813,706   FNMA ARM Pool 656345 5.09%, due 7/1/32* .................       846,368
    112,141   GNMA II ARM Pool 8871 6.63%, due 11/20/21* ..............       115,549
    746,330   GNMA II ARM Pool 8062 6.63%, due 10/20/22* ..............       768,712
    477,765   GNMA II ARM Pool 80013 6.63%, due 11/20/26* .............       491,993
    241,250   GNMA II ARM Pool 80021 6.63%, due 12/20/26* .............       248,348
    126,868   GNMA II ARM Pool 80029 5.38%, due 1/20/27* ..............       130,157
    156,789   GNMA II ARM Pool 80122 6.63%, due 10/20/27* .............       161,379
  1,100,797   GNMA II ARM Pool 80154 5.38%, due 1/20/28* ..............     1,129,394
    730,505   GNMA II ARM Pool 80344 6.00%, due 11/20/29* .............       749,788
                                                                          -----------
                                                                           22,079,290
                                                                          -----------


TOTAL MORTGAGE-BACKED SECURITIES
              (cost $23,617,185) ......................................    23,803,383
                                                                          -----------

U.S. GOVERNMENT AGENCIES AND

INSTRUMENTALITIES 24.6%
U.S. GOVERNMENT AGENCIES 7.5%

  2,000,000   FHLB 4.875%, due 4/16/04 ................................     2,081,736
  3,220,000   FNMA 5.125%, due 2/13/04 ................................     3,348,481
                                                                          -----------
                                                                            5,430,217
                                                                          -----------





                        See notes to financial statements


                                      - 3 -



                              MONTEREY MUTUAL FUND
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2002


PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
-------------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                             VALUE
-------------------------------------------------------------------------------------

U.S. TREASURY NOTES 17.1%
$ 2,000,000   U.S. Treasury Note 5.375%, due 6/30/03 ..................   $ 2,047,892
  2,000,000   U.S. Treasury Note 5.75%, due 8/15/03 ...................     2,061,330
  2,000,000   U.S. Treasury Note 5.25%, due 5/15/04 ...................     2,100,938
  5,700,000   U.S. Treasury Note 5.75%, due 11/15/05 ..................     6,221,020
                                                                          -----------
                                                                           12,431,180
                                                                          -----------

TOTAL U.S. GOVERNMENT AGENCIES
AND INSTRUMENTALITIES
                  (cost $17,627,775) ..................................    17,861,397
                                                                          -----------

CORPORATE BONDS 2.1%
  1,000,000   CIT Group, Inc. 7.375%, due 3/15/03 .....................     1,012,510
    500,000   Citigroup, Inc. 5.70%, due 2/6/04 .......................       520,320
                                                                          -----------

TOTAL CORPORATE BONDS
                  (cost $1,499,366) ...................................     1,532,830
                                                                          -----------
SHORT-TERM INVESTMENTS 36.3%
  7,000,000   FFCB Discount Note Zero coupon bond to yield
                1.22%, due 12/2/02 ....................................     6,999,763
  3,400,000   FHLB Discount Note Zero coupon bond to yield
                1.24%, due 12/6/02 ....................................     3,399,414
  2,300,000   FHLMC Discount Note Zero coupon bond to yield
                1.24%, due 12/4/02 ....................................     2,299,762




PIA SHORT-TERM GOVERNMENT
SECURITIES FUND (CONTINUED)
-------------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                             VALUE
-------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS (continued)
$10,200,000   FNMA Discount Note Zero coupon bond to yield
                1.22%, due 12/20/02 ...................................   $10,193,432
  3,537,521   First American Treasury Obligations Fund ................     3,537,521
                                                                          -----------

TOTAL SHORT-TERM INVESTMENTS
            (cost $26,429,892) ........................................    26,429,892
                                                                          -----------

TOTAL INVESTMENTS
            (cost $75,184,784) .............................104.0%         75,666,834
LIABILITIES LESS OTHER ASSETS .............................. (4.0)%        (2,923,914)
                                                                          -----------
NET ASSETS ................................................ 100.0%        $72,742,920
                                                                          ===========

* Variable rate note. Rate shown reflects the rate in effect at November 30, 2002.





                        See notes to financial statements

                              MONTEREY MUTUAL FUND
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2002

PIA TOTAL RETURN
BOND FUND
-------------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                              VALUE
-------------------------------------------------------------------------------------
ASSET-BACKED SECURITIES 12.5%
$  520,059   Aames Mortgage Trust 5.97%, due 8/25/31 .....................$  546,001
 1,016,848   Bombardier Capital Mortgage
             Securitization Corp. 7.58%,due 6/15/30 ...................... 1,047,300
   365,000   California Infrastructure PG&E-1 6.42%, due 9/25/08 .........   393,258
   167,415   CIGNA CBO 1996-1 Ltd. 6.46%, due 11/15/08 ...................   181,488
   145,560   CIT Equipment Collateral 5.31%, due 10/20/09 ................   150,478
   850,000   Green Tree Financial Corp. 6.95%, due 5/15/29 ...............   816,087
 1,274,000   Merit Securities Corp. 7.88%, due 12/28/33 .................. 1,168,009
   194,764   The Money Store Home Equity Trust
             7.69%, due 5/15/24 ..........................................   196,459
   600,000   Onyx Acceptance Auto Trust 3.63%, due 12/15/05 ..............   609,733
   600,000   Pegasus Aviation Lease Securitization
             1.86%, due 5/10/31* .........................................   599,723
 1,000,000   Residential Funding Mortgage Securities II
             6.81%, due 1/25/27* ......................................... 1,041,984
   500,000   RHYNO CBO Delaware Corp. 6.33%, due 9/15/09 .................   538,280
   205,800   Structured Settlements Fund 7.25%, due 12/20/15 .............   220,464

TOTAL ASSET-BACKED SECURITIES
             (cost $7,382,630) ........................................... 7,509,264

CORPORATE BONDS & NOTES 35.9%
AIRLINES 0.7%

   170,000   AMR Corp. 10.05%, due 3/7/06 ................................   115,449




PIA TOTAL RETURN
BOND FUND
-------------------------------------------------------------------------------------

PRINCIPAL AMOUNT                                                              VALUE
-------------------------------------------------------------------------------------
AIRLINES (continued)
$  400,000   Delta Air Lines, Inc. 10.50%, due 4/30/16 ...................    279,906
    25,000   Southwest Airlines Co. 7.38%, due 3/1/27 ....................     24,581
                                                                           ----------
                                                                              419,936

AUTOMOTIVE 1.0%
   690,000   Ford Motor Co. 7.45%, due 7/16/31 ...........................   584,004

BANKS 6.0%
   650,000   Bank One Corp. 6.50%, due 2/1/06 ............................   707,785
   135,000   Bank One Corp. 7.63%, due 10/15/26 ..........................   159,259
   175,000   BankBoston NA6.38%, due 3/25/08 .............................   185,164
   110,000   First Security Corp.6.88%, due 11/15/06 .....................   121,524
   660,000   J.P. Morgan Chase & Co. 6.75%, due 2/1/11 ...................   697,693
   315,000   PNC Bank NA7.88%, due 4/15/05 ...............................   344,628
   160,000   US Bancorp 7.63%, due 5/1/05 ................................   177,145
   610,000   Wachovia Corp. 4.95%, due 11/1/06 ...........................   639,063
   550,000   Wells Fargo & Co. 5.90%, due 5/21/06 ........................   593,185
                                                                          ----------
                                                                           3,625,446

CHEMICALS 0.3%
   205,000   Eastman Chemical Co. 6.38%, due 1/15/04 .....................   212,829
                                                                          ----------




                        See notes to financial statements

                                      - 5 -



                              MONTEREY MUTUAL FUND
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2002


PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                                       VALUE
-----------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES 10.2%
$  298,559   AES Ironwood LLC 8.86%, due 11/30/25 ...............................  $   192,536
   345,173   Airplanes Pass Through Trust8.15%, due 3/15/11 .....................      225,329
   185,000   The Bear Stearns Companies, Inc.7.00%, due 3/1/07 ..................      205,354
   335,000   Countrywide Home Loans, Inc.7.26%, due 5/10/04 .....................      355,819
   250,000   Countrywide Home Loans, Inc.5.50%, due 2/1/07 ......................      259,541
   210,000   Ford Motor Credit Co.9.14%, due 12/30/14 ...........................      216,021
   400,000   Ford Motor Credit Co.7.38%, due 2/1/11 .............................      383,468
   255,000   General Electric Capital Corp.8.88%, due 5/15/09 ...................      315,408
   210,000   General Electric Capital Corp.5.88%, due 2/15/12 ...................      218,097
 1,210,000   General Motors Acceptance Corp.8.00%, due 11/1/31 ..................    1,183,888
   630,000   Goldman Sachs Group, Inc.6.60%, due 1/15/12 ........................      683,269
   400,000   Lehman Brothers Holdings, Inc.6.63%, due 1/18/12 ...................      432,491
   550,000   Morgan Stanley 6.10%, due 4/15/06 ..................................      587,089
   170,000   Morgan Stanley 6.88%, due 3/1/07 ...................................      187,711
   620,000   Washington Mutual Financial Corp. 6.88%, due 5/15/11 ...............      678,969
                                                                                   -----------
                                                                                     6,124,990
                                                                                   -----------

DIVERSIFIED MANUFACTURING 0.8%
   570,000   Tyco International Group SA 6.75%, due 2/15/11 .....................      516,791
                                                                                   -----------






                              MONTEREY MUTUAL FUND
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2002


PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                                       VALUE
-----------------------------------------------------------------------------------------------
ELECTRONICS/SEMICONDUCTORS 0.6%
$  180,000   Applied Materials, Inc. 6.75%, due 10/15/07 ........................  $   193,478
   180,000   Thomas & Betts Corp. 6.63%, due 5/7/08 .............................      160,368
                                                                                   -----------
                                                                                       353,846
                                                                                   -----------

ENERGY 1.6%
   600,000   Northwestern Corp. 8.75%, due 3/15/12 ..............................      441,977
   180,000   Southern California Edison 6.65%, due 4/1/29 .......................      137,700
   640,000   Williams Companies, Inc. 7.88%, due 9/1/21 .........................      406,400
                                                                                   -----------
                                                                                       986,077
                                                                                   -----------

INSURANCE 1.6%

   205,000   Aetna, Inc. 7.13%, due 8/15/06 .....................................      225,336
   200,000   American RE Corp. 7.45%, due 12/15/26 ..............................      200,772
   170,000   CNA Financial Corp. 6.50%, due 4/15/05 .............................      166,649
   160,000   Fairfax Financial Holdings Ltd. 7.38%, due 3/15/06 .................      128,132
   270,000   Fremont General Corp. 7.88%, due 3/17/09 ...........................      232,200
                                                                                   -----------
                                                                                       953,089
                                                                                   -----------
LEISURE 0.6%
   180,000   Carnival Corp. 6.15%, due 4/15/08 ..................................      186,915
   165,000   Royal Caribbean Cruises Ltd. 7.00%, due 10/15/07 ...................      150,562
                                                                                   -----------
                                                                                       337,477
                                                                                   -----------


                        See notes to financial statements

                                      - 6 -




                              MONTEREY MUTUAL FUND
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2002


PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                                       VALUE
-----------------------------------------------------------------------------------------------
LODGING 0.7%
$   220,000   Marriott International, Inc. 6.88%, due 11/15/05 ................   $   232,770
    175,000   Mirage Resorts, Inc. 7.25%, due 10/15/06 ........................       178,031
                                                                                  -----------
                                                                                      410,801
                                                                                  -----------

MEDIA 2.1%
    440,000   AOL Time Warner, Inc. 7.63%, due 4/15/31 ........................       432,918
    600,000   Liberty Media Corp. 8.25%, due 2/1/30 . .........................       622,206
    190,000   Timer Warner Entertainment Co. LP7.25%, due 9/1/08 ..............       198,094
                                                                                  -----------
                                                                                    1,253,218
                                                                                  -----------

REAL ESTATE 1.1%
    600,000   EOP Operating LP 7.00%, due 7/15/11 .............................       640,317
                                                                                  -----------

REAL ESTATE INVESTMENT TRUST 2.7%
    270,000   Health CareProperty Investors, Inc.
                6.50%, due 2/15/06 ............................................       281,777
    191,000   Kimco Realty Corp. 6.50%, due 10/1/03 ...........................       197,753
    150,000   Nationwide Health Properties, Inc. 8.67%, due 3/10/05 ...........       163,837
    205,000   Security CapitalIndustrial Trust7.63%, due 7/1/17 ...............       218,782
    400,000   Southern Investment UL PLC6.80%, due 12/1/06 ....................       419,428
    310,000   United DominionRealty Trust, Inc.7.95%, due 7/12/06 .............       335,296
                                                                                  -----------
                                                                                    1,616,873
                                                                                  -----------




PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                                       VALUE
-----------------------------------------------------------------------------------------------
RETAIL 2.3%
$   350,000   IKON Office Solutions, Inc.
                6.75%, due 11/1/04 ............................................   $   339,484
    190,000   JCPenney Co., Inc. 7.60%, due 4/1/07 ............................       189,257
    800,000   Staples, Inc.7.38%, due 10/1/12 .................................       829,852
                                                                                  -----------
                                                                                    1,358,593
                                                                                  -----------
SOFTWARE 0.3%
    175,000   Computer Associates International, Inc.
                6.38%, due 4/15/05 ............................................       167,233
                                                                                  -----------

TELECOMMUNICATIONS 2.5%
    175,000   Airtouch Communications, Inc. 6.65%, due 5/1/08 .................       191,882
    217,000   AT&T Broadband Corp. 8.38%, due 3/15/13 .........................       232,190
     22,000   AT&T Corp. 6.00%, due 3/15/09 ...................................        20,932
    205,000   Frontier Corp.7.25%, due 5/15/04 ++ .............................        11,275
    560,000   Qwest Capital Funding, Inc.7.25%, due 2/15/11 ...................       347,200
    550,000   Sprint Capital Corp.7.63%, due 1/30/11 ..........................       490,546
    165,000   WorldCom, Inc. - WorldCom Group 7.55%, due 4/1/04 ++ ............        42,075
    625,000   WorldCom, Inc. - WorldCom Group 7.50%, due 5/15/11 ++ ...........       159,375
                                                                                  -----------
                                                                                    1,495,475
                                                                                  -----------
TRANSPORTATION 0.8%
    165,000   Canadian National Railway Co. 7.00%, due 3/15/04 ................       173,558
    261,741   FedEx Corp.6.85%, due 1/15/19 ...................................       280,287
                                                                                  -----------
                                                                                      453,845
                                                                                  -----------

TOTAL CORPORATE BONDS & NOTES
              (cost $22,867,630) ..............................................    21,510,840
                                                                                  -----------



                        See notes to financial statements

                                      - 7 -



                              MONTEREY MUTUAL FUND
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2002


PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                                       VALUE
-----------------------------------------------------------------------------------------------
MORTGAGE-BACKED SECURITIES 39.1%
COMMERCIAL 9.3%
$  191,940   BA Mortgage Securities, Inc. 7.25%, due 10/25/27 ................  $  191,745
   153,305   BlackRock Capital Finance LP 1.93%, due 3/25/37* ................     142,405
   135,823   Capco American Securitization Corp. 5.86%, due 10/15/30 .........     144,268
   490,000   Chase Mortgage Finance Corp. 7.25%, due 6/25/25 .................     500,757
    21,779   Countrywide Home Loans 6.75%, due 4/25/28 .......................      21,795
   700,000   Credit-Based Asset Servicing and Securitization
             5.97%, due 3/25/19 ..............................................     723,115
     4,458   FDIC Remic Trust 6.75%, due 5/25/26 .............................       4,458
   340,213   FDIC Remic Trust 7.13%, due 5/25/26 .............................     348,080
   782,956   FDIC Remic Trust 7.25%, due 5/25/26 .............................     782,956
   744,930   First Union Residential Securitization
             Transactions, Inc. 7.00%, due 4/25/25 ...........................     767,316
   900,000   Holmes Financing PLC 1.97%, due 7/15/15* ........................     900,000
   832,862   Merrill Lynch Mortgage Investors, Inc. ..........................
             6.80%, due 6/15/21* .............................................     843,964
   188,486   Residential Funding Mortgage Securities I
             7.50%, due 4/25/27 ..............................................     188,899
                                                                                ----------
                                                                                 5,559,758
                                                                                ----------





PIA TOTAL RETURN
BOND FUND (CONTINUED)
-----------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                                       VALUE
-----------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES 29.8%
$  102,148   FHLMC Series 1387 S 6.74%, due 10/15/07*+++ .....................  $     8,815
   100,000   FHLMC Series 1704 E 6.50%, due 3/15/09 ..........................      108,332
   120,987   FHLMC Series 1312 I 8.00%, due 7/15/22 ..........................      129,694
   142,274   FHLMC Series 1424 S .69%, due 11/15/22*+++ ......................       16,601
   322,000   FHLMC Series 42 I 8.00%, due 10/17/24 ...........................      361,827
   563,651   FNMA Pool 423290 4.93%, due 6/1/26* .............................      586,132
   241,555   FNMA Pool 313947 7.00%, due 1/1/28 ..............................      252,953
   361,500   FNMA Pool 429618 6.50%, due 7/1/28 ..............................      374,052
    44,987   FNMA Pool 443589 6.50%, due 10/1/28 .............................       46,549
 1,318,619   FNMA Pool 445378 6.00%, due 4/1/29 ..............................    1,351,344
   740,078   FNMA Pool 502454 6.50%, due 7/1/29 ..............................      765,076
    12,020   FNMA Pool 531331 7.50%, due 4/1/30 ..............................       12,707
   120,540   FNMA Pool 5331677.50%, due 4/1/30 ...............................      127,437
 5,800,809   FNMA Pool 6617056.50%, 8/1/32 ...................................    5,996,522
     1,597   FNMA Series 1992-12 SA 12.00%, due 1/25/22* .....................        1,783
 6,000,000   FNMA TBA 30 Year 6.00%, due 12/32 + .............................    6,131,250
   247,078   GNMA Pool 501569 7.50%, due 3/15/29 .............................      262,919
   429,608   GNMA Pool 503603 7.00%, due 4/15/29 .............................      451,938




                        See notes to financial statements

                                      - 8 -



                              MONTEREY MUTUAL FUND
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2002


PIA TOTAL RETURN
BOND FUND (CONTINUED)
-------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                                    VALUE
-------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCIES (continued)
$  401,912   GNMA Series 1996-4 N 7.00%, due 4/16/26 .........................  $   424,523
   480,000   GNMA Series 2000-5 PC 7.50%, due 11/16/27 .......................      498,600
                                                                               ------------
                                                                                 17,909,054
                                                                               ------------
TOTAL MORTGAGE-BACKED SECURITIES
             (cost $23,120,939) ..............................................   23,468,812
                                                                               ------------

U.S. GOVERNMENT AGENCIES AND
INSTRUMENTALITIES 4.3%
U.S. GOVERNMENT AGENCIES 1.2%
   310,000   FHLMC 7.00%, due 3/15/10 ........................................      360,761
   340,000   FNMA 6.00%, due 5/15/11 .........................................      372,677
                                                                               ------------
                                                                                    733,438
                                                                               ------------
U.S. TREASURY BONDS 0.7%
   380,000   U.S. Treasury Bond 6.13%, due 11/15/27 ..........................      427,441
                                                                               ------------
U.S. TREASURY NOTES 2.4%
   940,000   U.S. Treasury Note 4.38%, due 8/15/12 ...........................      951,971
   470,000   U.S. Treasury Note 5.25%, due 8/15/03 ...........................      482,778
                                                                               ------------
                                                                                  1,434,749
                                                                               ------------
TOTAL U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES
             (cost $2,497,402) ...............................................    2,595,628
                                                                               ------------

PIA TOTAL RETURN
BOND FUND (CONTINUED)
-------------------------------------------------------------------------------------------
SHARES/PRINCIPAL AMOUNT                                                            VALUE
-------------------------------------------------------------------------------------------
PREFERRED STOCKS 0.8%
    11,300   New Plan Excel Realty Trust, Series B ........................... $    287,698
     7,500   Thornburg Mortgage, Inc., Series A Convertible ..................      203,250
                                                                               ------------
TOTAL PREFERRED STOCKS
             (cost $426,427) .................................................      490,948
                                                                               ------------

SHORT-TERM INVESTMENTS 16.5%
$2,763,963   First American Treasury Obligations Fund ........................    2,763,963
 7,143,000   U.S. Bank, N.A. repurchase agreement, 1.05%, dated
             11/29/02, due 12/2/02, repurchase price $7,143,625
             (collateralized by FGCI Pool E88725, 5.5%, due 4/1/17) ..........    7,143,000
                                                                               ------------
TOTAL SHORT-TERM INVESTMENTS
             (cost $9,906,963) ...............................................    9,906,963
                                                                               ------------
TOTAL INVESTMENTS
             (cost $66,201,991) 109.1% .......................................   65,482,455
LIABILITIES LESS OTHER ASSETS (9.1)% .........................................   (5,474,289)
                                                                               ------------
NET ASSETS  100.0% ........................................................... $ 60,008,166
                                                                               ============

  + When-issued security.
 ++ Bond is in default.
+++ Interest only security.
  * Variable rate note. Rate shown reflects the rate in effect at November 30, 2002.




                        See notes to financial statements

                                      - 9 -


                              MONTEREY MUTUAL FUND
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2002


PIA EQUITY FUND
-------------------------------------------------------------------------------------------
SHARES                                                                             VALUE
-------------------------------------------------------------------------------------------
COMMON STOCKS 89.9%
APPAREL 1.9%
     4,000   Gymboree Corp.* .................................................   $   81,200
                                                                               ------------
AUTO PARTS & EQUIPMENT 0.8%
1,500        American Axle & Manufacturing Holdings, Inc.* ...................       35,970
                                                                               ------------
BANKS 11.0%
     2,400   First Charter Corp. .............................................       43,440
     4,100   Hudson United Bancorp ...........................................      123,041
     6,533   Pacific Capital Bancorp .........................................      171,753
     6,000   Trustmark Corp. .................................................      137,820
                                                                               ------------
                                                                                    476,054
                                                                               ------------
BIOTECHNOLOGY 1.8%
    14,100   CryoLife, Inc.* .................................................       77,127
                                                                               ------------
CHEMICALS 8.4%
    10,000   Airgas, Inc.* ...................................................      168,100
     3,000   Cabot Corp. .....................................................       75,990
     2,000   Cabot Microelectronics Corp.* ...................................      120,700
                                                                               ------------
                                                                                    364,790
                                                                               ------------
COMPUTERS 4.2%
    15,000   Carreker Corp.* .................................................       93,900
     8,000   Perot Systems Corp.*. ...........................................       90,000
                                                                               ------------
                                                                                    183,900
                                                                               ------------
DISTRIBUTION/WHOLESALE 2.9%
     4,000   Hughes Supply, Inc. .............................................      126,000
                                                                               ------------
ELECTRONICS 4.3%
     2,000   Benchmark Electronics, Inc.* ....................................       62,220
     4,000   Varian, Inc.* ...................................................      125,680
                                                                               ------------
                                                                                    187,900
                                                                               ------------

PIA EQUITY FUND (CONTINUED)
-------------------------------------------------------------------------------------------
SHARES                                                                             VALUE
-------------------------------------------------------------------------------------------
ENTERTAINMENT 2.8%
    20,000   Pinnacle Entertainment, Inc.* ................................... $    119,800
                                                                               ------------
 HEALTH CARE PRODUCTS 1.8%
     1,000   Gen-Probe, Inc.* ................................................       22,650

     6,000   North American Scientific, Inc.* ................................       52,800
                                                                               ------------
                                                                                     75,450
                                                                               ------------
 HEALTH CARE SERVICES 4.8%
     2,000   Covance, Inc.* ..................................................       44,840
     4,000   Pediatrix Medical Group, Inc.* ..................................      162,480
                                                                               ------------
                                                                                    207,320
                                                                               ------------
 HOUSEHOLD PRODUCTS 2.4%
     5,000   John H. Harland Co. .............................................      105,350
                                                                               ------------
 MACHINERY 3.8%
     8,000   Albany International Corp. ......................................      166,400
                                                                               ------------
 MEDIA 1.9%
     5,000   Cumulus Media, Inc.* ............................................       83,000
                                                                               ------------
 MINING 2.0%
     8,000   Agnico-Eagle Mines ..............................................       88,000
                                                                               ------------
 MISCELLANEOUS MANUFACTURING 2.2%
     5,000   Pall Corp. ......................................................       95,400
                                                                               ------------
 RETAIL 19.4%
     8,000   Aeropostale, Inc.* ..............................................      116,000
     2,000   Blue Rhino Corp.* ...............................................       38,800
    15,000   CKE Restaurants, Inc.* ..........................................       74,700
     1,000   Chicago Pizza & Brewery, Inc.* ..................................        7,500
     2,600   Jack In the Box, Inc.* ..........................................       52,312
     8,000   Pacific Sunwear of California* ..................................      212,160
     4,000   Ryan's Family Steak Houses, Inc.* ...............................       43,480


                        See notes to financial statements

                                     - 10 -


                              MONTEREY MUTUAL FUND
                  SCHEDULES OF INVESTMENTS - NOVEMBER 30, 2002



PIA EQUITY FUND (CONTINUED)
-------------------------------------------------------------------------------------------
SHARES                                                                             VALUE
-------------------------------------------------------------------------------------------
RETAIL (continued)
     5,000   Stage Stores, Inc.* .............................................    $ 135,500
     8,000   Tuesday Morning Corp.* ..........................................      160,080
                                                                               ------------
                                                                                    840,532
                                                                               ------------
SEMICONDUCTORS 2.2%
    15,000   Microsemi Corp.* ................................................       95,250
                                                                               ------------

SOFTWARE 0.3%
     5,000   HPL Technologies, Inc.* .........................................       15,000
                                                                               ------------

TELECOMMUNICATIONS 4.2%
    10,000   Adaptec, Inc.* ..................................................       67,400
     8,000   Intrado, Inc.* ..................................................       97,120
       500   Wavecom SA* .....................................................       16,669
                                                                               ------------
                                                                                    181,189
                                                                               ------------

TRANSPORTATION 6.8%
     6,000   Kansas City Southern* ...........................................       76,500
    11,500   SCS Transportation, Inc.* .......................................      100,855
     4,000   Yellow Corp.* ...................................................      118,880
                                                                               ------------
                                                                                    296,235
                                                                               ------------
TOTAL COMMON STOCKS
             (cost $4,169,380) ...............................................    3,901,867
                                                                               ------------


PIA EQUITY FUND (CONTINUED)
-------------------------------------------------------------------------------------------
PRINCIPAL AMOUNT                                                                   VALUE
-------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS 4.7%
$  201,797   First American Treasury Obligations Fund ..............            $   201,797
                                                                                -----------
TOTAL SHORT-TERM INVESTMENTS
             (cost $201,797) .......................................                201,797
                                                                                -----------
TOTAL INVESTMENTS
             (cost $4,371,177) .....................................   94.6%      4,103,664

OTHER ASSETS LESS LIABILITIES ......................................    5.4%        235,867
                                                                                -----------
NET ASSETS .........................................................  100.0%    $ 4,339,531
                                                                                ===========

* Non-income producing security.



                        See notes to financial statements


                              MONTEREY MUTUAL FUND

            STATEMENTS OF ASSETS AND LIABILITIES - NOVEMBER 30, 2002
                                                                                        PIA            PIA
                                                                                      SHORT-TERM      TOTAL
                                                                                      GOVERNMENT      RETURN         PIA
                                                                                      SECURITIES       BOND         EQUITY
                                                                                      -----------   -----------   -----------
ASSETS:
     Investments in securities, at value (cost $75,184,784,
       $59,058,991 and $4,371,177, respectively) ...................................  $75,666,834   $58,339,455   $ 4,103,664
     Repurchase agreements, at value (cost $0, $7,143,000
       and $0, respectively) .......................................................          -       7,143,000           -
     Receivable for securities sold ................................................      103,703       191,876       252,754
     Receivable for fund shares sold ...............................................      160,000           -             -
     Dividends and interest receivable .............................................      330,924       521,327         2,191
     Due from investment adviser (Note 3)  .........................................       25,620        18,195        15,223
     Prepaid expenses and other assets .............................................       25,432        33,438         9,543
                                                                                      -----------   -----------   -----------
       Total assets ................................................................   76,312,513    66,247,291     4,383,375
                                                                                      -----------   -----------   -----------
   LIABILITIES:
     Payable for securities purchased ..............................................          -       6,165,000        15,165
     Payable for fund shares redeemed ..............................................       16,424           -             -
     Due to custodian ..............................................................    3,504,576           -             -
     Dividends payable .............................................................        8,028        33,805           456
     Accrued distribution fees .....................................................        6,036           -           3,368
     Accrued expenses and other liabilities ........................................       34,529        40,320        24,855
                                                                                      -----------   -----------   -----------
       Total liabilities ...........................................................    3,569,593     6,239,125        43,844
                                                                                      -----------   -----------   -----------
       Net Assets ..................................................................  $72,742,920   $60,008,166   $ 4,339,531
                                                                                      ===========   ===========   ===========
   NET ASSETS CONSIST OF:
     Shares of beneficial interest, no par value;
       unlimited shares authorized .................................................  $72,103,178  $ 59,604,997   $ 5,237,966
     Accumulated net investment income .............................................       64,404        89,579           -
     Accumulated net realized gain (loss) on investments ...........................       93,288     1,033,126      (630,922)
     Net unrealized appreciation (depreciation) on investments .....................      482,050      (719,536)     (267,513)
                                                                                      -----------   -----------   -----------
       Net Assets ..................................................................  $72,742,920   $60,008,166   $ 4,339,531
                                                                                      ===========   ===========   ===========
   CALCULATION OF MAXIMUM OFFERING PRICE:
     Net asset value and redemption price per share ................................  $     10.29  $      19.91   $     16.41
     Maximum sales charge (0%, 0% and 4.50% of offering
       price, respectively) ........................................................          -             -            0.77
                                                                                      -----------   -----------   -----------
     Offering price to public ......................................................  $     10.29  $      19.91   $     17.18
                                                                                      ===========   ===========   ===========
     Shares outstanding ............................................................    7,070,714     3,013,457       264,421
                                                                                      ===========   ===========   ===========


                       See notes to financial statements

                                     - 12 -

                              MONTEREY MUTUAL FUND

            STATEMENTS OF OPERATIONS - YEAR ENDED NOVEMBER 30, 2002
                                                                                            PIA            PIA
                                                                                         SHORT-TERM       TOTAL
                                                                                         GOVERNMENT       RETURN        PIA
                                                                                         SECURITIES        BOND        EQUITY
                                                                                         -----------   -----------   -----------
INVESTMENT INCOME:
     Interest .........................................................................  $ 2,388,564   $ 3,209,260   $     7,732
     Dividends (net of foreign withholding taxes of $0, $0 and $19,
       respectively) ..................................................................          -          42,516        29,763
                                                                                         -----------   -----------   -----------
       Total investment income ........................................................    2,388,564     3,251,776        37,495
                                                                                         -----------   -----------   -----------

   EXPENSES:
     Investment advisory fees (Note 3)  ...............................................      136,229       187,356        54,337
     Fund administration and accounting fees ..........................................       71,601        72,157        35,778
     Transfer agent fees and expenses .................................................       44,931        48,091        19,769
     Distribution fees (Note 4) .......................................................       34,057           -          13,584
     Professional fees ................................................................       32,203        31,287        32,073
     Custody fees .....................................................................       28,814        53,602         7,219
     State registration fees ..........................................................       23,324        14,216        10,105
     Reports to shareholders ..........................................................        2,911         2,353         2,537
     Trustees' fees ...................................................................          -           1,380         1,414
     Other expenses ...................................................................       17,894        26,506         8,359
                                                                                         -----------   -----------   -----------
       Total expenses .................................................................      391,964       436,948       185,175
     Less: Expense reimbursement from adviser (Note 3) ................................     (153,564)     (155,925)      (87,398)
                                                                                         -----------   -----------   -----------
       Net expenses ...................................................................      238,400       281,023        97,777
                                                                                         -----------   -----------   -----------
       Net investment income (loss) ...................................................    2,150,164     2,970,753       (60,282)
                                                                                         -----------   -----------   -----------

   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
       Net realized gain (loss) on investments ........................................      311,102     1,077,338      (498,111)
       Net change in unrealized appreciation/depreciation on
         investments ..................................................................     (547,637)   (1,447,829)     (298,428)
                                                                                         -----------   -----------   -----------
       Net loss on investments ........................................................     (236,535)     (370,491)     (796,539)
                                                                                         -----------   -----------   -----------
       Net increase (decrease) in net assets resulting
         from operations ..............................................................  $ 1,913,629   $ 2,600,262   $  (856,821)
                                                                                         ===========   ===========   ===========

                       See notes to financial statements


                              MONTEREY MUTUAL FUND
                       STATEMENTS OF CHANGES IN NET ASSETS
                                                             PIA                         PIA
                                                          SHORT-TERM                    TOTAL
                                                          GOVERNMENT                    RETURN                       PIA
                                                          SECURITIES                     BOND                       EQUITY
                                                  ---------------------------------------------------------------------------------
                                                  Year ended     Year ended     Year ended    Year ended    Year ended   Year ended
                                                    Nov. 30,       Nov. 30,       Nov. 30,      Nov. 30,      Nov. 30,     Nov. 30,
                                                      2002          2001           2002          2001          2002         2001
                                                  ---------------------------------------------------------------------------------
 OPERATIONS:
   Net investment income (loss) ................. $  2,150,164  $  3,178,640  $  2,970,753  $  2,819,782  $    (60,282) $    (5,962)
   Net realized gain (loss) on investments ......      311,102       445,012     1,077,338       755,570      (498,111)     (48,059)
   Net change in unrealized appreciation/
     depreciation on investments ................     (547,637)      963,867    (1,447,829)    1,405,817      (298,428)     214,743
                                                  ------------  ------------  ------------  ------------  ------------  -----------
   Net increase (decrease) in net assets
     resulting from operations ..................    1,913,629     4,587,519     2,600,262     4,981,169      (856,821)     160,722
                                                  ------------  ------------  ------------  ------------  ------------  -----------

 DIVIDENDS PAID TO SHAREHOLDERS:
   Dividends from net investment income .........   (2,287,938)   (3,189,990)   (2,848,176)   (2,861,285)           -        (4,920)
   Distributions from net realized gains ........      (93,205)          -        (412,129)          -         (25,959)    (487,106)
   Tax return of capital ........................          -         (55,973)          -             -             -            -
                                                  ------------  ------------  ------------  ------------  ------------  -----------
   Total distributions ..........................   (2,381,143)   (3,245,963)   (3,260,305)   (2,861,285)      (25,959)    (492,026)
                                                  ------------  ------------  ------------  ------------  ------------  -----------
 FUND SHARE TRANSACTIONS:
   Net proceeds from shares sold ................   27,391,475    35,074,366    13,830,283    26,757,318       252,267    2,699,228
   Dividends reinvested .........................    2,307,192     3,182,773     2,800,751     2,407,221        25,502      473,403
   Payment for shares redeemed ..................  (27,629,604)  (15,648,305)  (15,435,671)   (6,357,059)     (660,335)    (554,494)
                                                  ------------  ------------  ------------  ------------  ------------ ------------
   Net increase (decrease) in net assets
     from fund share transactions ...............    2,069,063    22,608,834     1,195,363    22,807,480      (382,566)   2,618,137
                                                  ------------  ------------  ------------  ------------  ------------  -----------
   Total increase (decrease) in net assets ......    1,601,549    23,950,390       535,320    24,927,364     (1,265,346)  2,286,833
 NET ASSETS, BEGINNING OF YEAR ..................   71,141,371    47,190,981    59,472,846    34,545,482     5,604,877    3,318,044
                                                  ------------  ------------  ------------  ------------  ------------  -----------
 NET ASSETS, END OF YEAR ........................ $ 72,742,920  $ 71,141,371  $ 60,008,166  $ 59,472,846  $  4,339,531  $ 5,604,877
                                                  ============  ============  ============  ============  ============  ===========
 TRANSACTIONS IN SHARES:
   Shares sold ..................................    2,654,582     3,410,411       699,003     1,353,947        13,751      129,698
   Shares issued on reinvestment
     of distributions ...........................      223,658       309,427       141,657       121,212         1,550       23,958
   Shares redeemed ..............................   (2,676,756)   (1,515,149)     (779,098)     (319,642)      (39,225)     (27,491)
                                                  ------------  ------------  ------------  ------------  ------------  -----------
   Net increase (decrease) in
     shares outstanding .........................      201,484     2,204,689        61,562     1,155,517       (23,924)     126,165
                                                  ============  ============  ============  ============  ============  ===========


                        See notes to financial statements


                              MONTEREY MUTUAL FUND
                NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2002

NOTE 1. ORGANIZATION

    Monterey Mutual Fund (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust was organized as a Massachusetts business trust on January 6, 1984 and consists of five portfolios: the OCM Gold Fund, the PIA Equity Fund, the PIA Short-Term Government Securities Fund, the PIA Total Return Bond Fund and the Murphy New World Biotechnology Fund (collectively, the "Funds"), each of which has separate assets and liabilities and differing investment objectives. The investment objective for each of the Funds presented herein are: the PIA Short-Term Government Securities Fund (the "Short-Term Government Fund"), to provide investors a high level of current income, consistent with low volatility of principal through investing in short-term, adjustable rate and floating rate securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities; the PIA Total Return Bond Fund (the "Total Return Bond Fund"), to maximize total return through investing in bonds while minimizing risk as compared to the market; and the PIA Equity Fund (the "Equity Fund"), long-term growth of capital.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

    SECURITY VALUATION - Portfolio securities that are listed on the national securities exchanges are valued at the last sale price as of the close of business of such securities exchanges, or, in the absence of recorded sales, at the average of readily available closing bid and ask prices on such exchanges. Unlisted securities are valued at the average of the quoted bid and ask prices in the over-the-counter market. Securities and other assets for which market quotations are not readily available are valued at fair value as determined in good faith by the investment adviser under procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees. Short-term investments which mature in less than 60 days are valued at amortized cost (unless the Board of Trustees determines that this method does not represent fair value). Short-term investments which mature after 60 days are valued at market.

    REPURCHASE AGREEMENTS - The Funds may enter into repurchase agreements. A repurchase agreement transaction occurs when, at the time a Fund purchases a security, the Fund agrees to resell it to the vendor (normally a commercial bank or a broker-dealer) on an agreed upon date in the future. On a daily basis, the Funds' custodian monitors the value of the collateral, including accrued interest, to ensure it is at least equal to the amount owed to the Funds under each repurchase agreement. All securities are held by the Funds' custodian.

    FEDERAL INCOME TAXES - It is the Funds' policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for income taxes has been recorded.

    EXPENSES - Each Fund is charged for those expenses that are directly attributable to the Fund, such as investment advisory and custodian fees. Expenses that are not directly attributable to a Fund are typically allocated among the Funds in proportion to their respective net assets.

    SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Discounts and premiums on securities purchased are amortized over the life of the respective security. Realized gains and losses on sales of securities are calculated on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

    DISTRIBUTIONS TO SHAREHOLDERS - Distributions to shareholders are recorded on the ex-dividend date. The Short-Term Government Fund and the Total Return Bond Fund each distribute substantially all net investment income monthly and all net realized gains annually. The Equity Fund distributes substantially all of its net investment income and net realized gains annually. The amount and character of income and net realized gains to be distributed are determined in accordance with federal income tax rules and regulations, which may differ from accounting principles generally accepted in the United States of America. To the extent that these differences are attributable to permanent book and tax accounting differences, the components of net assets have been adjusted. Accordingly, at November 30, 2002, reclassifications were recorded to increase (decrease) paid-in-capital by $(11,407), $7,873 and $(60,282), increase accumulated net investment income by $224,935, $7,007 and $60,282 and decrease accumulated net realized gain (loss) on investments by $213,528, $14,880 and $0 for the Short-Term Government, Total Return Bond and Equity Funds, respectively.

    The Total Return Bond and Equity Funds hereby designate approximately $117,751 and $25,959, respectively, as capital gains dividends for the purpose of the dividends paid deduction.

    USE OF ESTIMATES - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

                              MONTEREY MUTUAL FUND
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2002 (CONTINUED)

NOTE 3. INVESTMENT ADVISORY AGREEMENT

    The Funds have investment advisory agreements with Pacific Income Advisers, Inc. ("PIA") whereby each Fund pays PIA a fee, computed daily and payable monthly. The Short-Term Government Fund and the Total Return Bond Fund pay fees calculated at an annual rate of 0.20% and 0.30%, respectively, of their average daily net assets. The Equity Fund pays fees calculated at the following annual rate based upon its average daily net assets:

          ASSETS                                                       FEE RATE
          ------                                                       --------
          $0 to $50 million .......................................      1.000%
          $50 million to $75 million ..............................      0.875%
          $75 million to $100 million .............................      0.750%
          $100 million to $150 million ............................      0.625%
          $150 million to $250 million ............................      0.500%
          Over $250 million .......................................      0.375%

    For the year ended November 30, 2002, PIA voluntarily agreed to limit the total expenses of the Short-Term Government Fund, the Total Return Bond Fund and the Equity Fund to an annual rate of 0.35%, 0.45%, and 1.80%, respectively, of average daily net assets.

NOTE 4. DISTRIBUTION AGREEMENT AND PLAN

    The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Plan authorizes each of the Funds to reimburse the distributor for marketing expenses incurred in distributing shares of the Fund, including the cost of printing sales material and making payments to dealers in the Fund's shares, in any fiscal year, subject to a limit of 0.05% of average daily net assets for the Short-Term Government Fund, 0.00% of average daily net assets for the Total Return Bond Fund and 0.25% of average daily net assets for the Equity Fund. Effective with the next registration statement, distribution expenses will be subject to a limit of 0.10% of average daily net assets for the Short-Term Government Fund, 0.10% of average daily net assets for the Total Return Bond Fund and 0.50% of average daily net assets for the Equity Fund.

    Syndicated Capital, Inc. serves as the Distributor of each Fund's shares. The President and sole shareholder of the Distributor is also a Trustee of the Trust. During the year ended November 30, 2002, the Distributor earned $22,630 and $4,764 from commissions on sales of the Short-Term Government Fund's and the Equity Fund's capital stock, respectively.

NOTE 5. PURCHASES AND SALES OF SECURITIES

    Purchases and sales of investment securities (excluding short-term securities and U.S. government obligations) for the year ended November 30, 2002 were:
                                                   Purchases           Sales
                                                 ------------       ------------
Short-Term Government Fund ...............       $ 91,190,608       $ 91,144,717
Total Return Bond Fund ...................        162,025,333        155,273,239
Equity Fund ..............................         10,448,002         10,950,719

    Purchases and sales of U.S. government obligations for the year ended November 30, 2002 were:
                                                    Purchases           Sales
                                                   ------------     ------------
Short-Term Government Fund ................        $11,506,581        $6,026,071
Total Return Bond Fund ....................          1,382,676         4,458,119
Equity Fund ...............................                 --                --

                              MONTEREY MUTUAL FUND
          NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2002 (CONTINUED)



NOTE 6. FEDERAL INCOME TAX INFORMATION

    At November 30, 2002, gross unrealized appreciation and depreciation of investments owned by the Fund, based on cost for federal income tax purposes were as follows:

                                                        Short-Term       Total
                                                        Government       Return
                                                           Fund        Bond Fund    Equity Fund
                                                       ------------   ------------  ------------
           Cost of investments ......................  $ 75,184,784   $ 66,201,991  $  4,428,120
                                                       ============   ============  ============
           Unrealized appreciation ..................  $    559,903   $  1,666,328  $    324,306
           Unrealized depreciation ..................       (77,853)    (2,385,864)     (648,762)
                                                       ------------   ------------  ------------
           Net unrealized appreciation (depreciation)
             on investments .........................  $    482,050   $   (719,536) $   (324,456)
                                                       ============   ============  ============

    The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions.

    The tax character of distributions paid during the fiscal year ended November 30, 2002 was as follows:

                                                        Short-Term       Total
                                                        Government       Return
                                                           Fund         Bond Fund   Equity Fund
                                                       ------------   ------------  ------------
           Ordinary  income .....................      $  2,381,143   $  3,142,554  $         -
           Net long-term capital gains ..........                -         117,751        25,959
                                                       ------------   ------------  ------------
           Total distributions ..................      $  2,381,143   $  3,260,305  $     25,959
                                                       ============   ============  ============

    As of November 30, 2002 the components of accumulated earnings on a tax basis were as follows:

                                                        Short-Term       Total
                                                        Government       Return
                                                           Fund         Bond Fund   Equity Fund
                                                       ------------   ------------  ------------

           Undistributed ordinary income ............  $    126,667   $    908,877  $        -
           Undistributed long-term gains ............        77,634        213,828           -
                                                       ------------   ------------  ------------
           Tax accumulated earnings .................       204,301      1,122,705           -
           Accumulated capital and other losses .....       (46,609)            -      (573,979)
           Unrealized appreciation (depreciation)
             on investments .........................       482,050       (719,536)    (324,456)
                                                       ------------   ------------  ------------
           Tax accumulated earnings (deficit) .......  $    639,742   $    403,169  $  (898,435)
                                                       ============   ============  ============


    At November 30, 2002, the Equity Fund had capital loss carryforwards of $447,909, which expire in 2010. To the extent the Equity Fund realizes future net capital gains, those gains will be offset by any available capital loss carryforward. At November 30, 2002, the Short-Term Government Fund and the Equity Fund had net realized capital losses from transactions between November 1, 2002 and November 30, 2002 of $46,609 and $126,070, respectively.
Post-October capital losses for tax purposes are deferred and will be recognized in 2003 and are included in tax accumulated earnings for the Short-Term Government Fund.

NOTE 7. OFFERING PRICE PER SHARE

    A maximum front-end sales charge of 4.50% is imposed on purchases of shares of the Equity Fund. For the year ended November 30, 2002, the Trust was advised that the Distributor received $189 of sales charges from sales of the Equity Fund's shares.

                              MONTEREY MUTUAL FUND
                   PIA SHORT-TERM GOVERNMENT SECURITIES FUND
                              FINANCIAL HIGHLIGHTS

                                                                Year Ended    Year Ended    Year Ended    Year Ended    Year Ended
                                                                  Nov. 30,     Nov. 30,      Nov. 30,      Nov. 30,      Nov. 30,
                                                                   2002          2001          2000          1999          1998
                                                               ------------  ------------  ------------  ------------  ------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each year)

Net asset value, beginning of year ..........................  $      10.36  $      10.12  $      10.07  $      10.38  $      10.26
                                                               ------------  ------------  ------------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income .......................................          0.36          0.52          0.66          0.55          0.57
Net realized and unrealized gain (loss) on
  investments ...............................................         (0.07)         0.25          0.05         (0.25)         0.13
                                                               ------------  ------------  ------------  ------------  ------------
Total from investment operations ............................          0.29          0.77          0.71          0.30          0.70
                                                               ------------  ------------  ------------  ------------  ------------

LESS DISTRIBUTIONS:
Dividends from net investment income ........................         (0.35)        (0.52)        (0.66)        (0.55)        (0.57)
Distribution from net realized gains ........................         (0.01)            -            -          (0.06)        (0.01)
Tax return of capital .......................................            -          (0.01)           -             -             -
                                                               ------------  ------------  ------------  ------------  ------------
Total distributions .........................................         (0.36)        (0.53)        (0.66)        (0.61)        (0.58)
                                                               ------------  ------------  ------------  ------------  ------------
Net asset value, end of year ................................  $    10.29    $    10.36    $    10.12    $    10.07   $     10.38
                                                               ============  ============  ============  ============  ============
TOTAL RETURN ................................................          2.87%         7.74%         7.30%         3.00%         6.99%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) ..........................  $     72,743  $     71,141  $     47,191  $     47,455  $     56,989
Ratio of expenses to average net assets:
  Net of waivers and reimbursements .........................          0.35%         0.33%         0.30%         0.30%         0.30%
  Before waivers and reimbursements .........................          0.58%         0.46%         0.48%         0.47%         0.46%
Ratio of net investment income to average net assets:
  Net of waivers and reimbursements .........................          3.16%         4.97%         6.49%         5.40%         5.51%
  Before waivers and reimbursements .........................          2.93%         4.84%         6.31%         5.23%         5.35%
Portfolio turnover rate .....................................           185%          121%           89%          110%          138%




                       See notes to financial statements

MONTEREY MUTUAL FUND
PIA TOTAL RETURN BOND FUND
FINANCIAL HIGHLIGHTS
                                                                                                                    Sept. 1, 1998
                                                                                                                   (Commencement
                                                             Year Ended    Year Ended    Year Ended   Year Ended    of Operations)
                                                               Nov. 30,      Nov. 30,      Nov. 30,      Nov. 30,  through Nov. 30,
                                                                 2002          2001          2000         1999          1998
                                                             ------------  ------------  ------------  ------------  ------------
PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each period)

Net asset value, beginning of period ...................     $      20.15  $      19.23  $      18.92  $      20.27  $      20.00
                                                             ------------  ------------  ------------  ------------  ------------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income ..................................             0.94          1.13          1.24          1.16          0.27
Net realized and unrealized
  gain (loss) on investments ...........................            (0.13)         0.93          0.31         (1.31)         0.26
Total from investment operations .......................             0.81          2.06          1.55         (0.15)         0.53

LESS DISTRIBUTIONS:
Dividends from net investment income ...................            (0.91)        (1.14)        (1.24)        (1.16)        (0.26)
Distribution from net realized gains ...................            (0.14)           -             -          (0.04)           -
                                                             ------------  ------------  ------------  ------------  ------------
Total distributions ....................................            (1.05)        (1.14)        (1.24)        (1.20)        (0.26)
                                                             ------------  ------------  ------------  ------------  ------------
Net asset value, end of period .........................     $      19.91        $20.15        $19.23        $18.92        $20.27
                                                             ============  ============  ============  ============  ============
TOTAL RETURN ...........................................             4.17%        10.94%         8.54%        (0.74)         2.65%++

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (in 000's) ...................     $     60,008  $     59,473  $     34,545  $     29,652  $     24,944
Ratio of expenses to average net assets:
  Net of waivers and reimbursements ....................             0.45%         0.43%         0.40%         0.40%         0.40%+
  Before waivers and reimbursements ....................             0.70%         0.55%         0.61%         0.63%         0.63%+
Ratio of net investment income to average net assets:
  Net of waivers and reimbursements ....................             4.76%         5.61%         6.61%         6.06%         5.49%+
  Before waivers and reimbursements ....................             4.51%         5.49%         6.40%         5.83%         5.26%+
Portfolio turnover rate ................................              297%          134%           46%          104%           13%++

-------------
 +  Annualized for periods less than one year.
++  Not annualized for periods less
    than one year.

See notes to financial statements

MONTEREY MUTUAL FUND
PIA EQUITY FUND
FINANCIAL HIGHLIGHTS
                                                              Year Ended     Year Ended    Year Ended   Year Ended   Year Ended
                                                               Nov. 30,       Nov. 30,      Nov. 30,     Nov. 30,      Nov. 30,
                                                                 2002           2001          2000         1999         1998
                                                             ------------  ------------  ------------  ------------  ------------

PER SHARE OPERATING PERFORMANCE
(For a share outstanding throughout each year)
Net asset value, beginning of year .................         $      19.44  $      20.46  $      17.68  $      17.54  $      20.79
                                                             ------------  ------------  ------------  ------------  ------------

INCOME FROM INVESTMENT OPERATIONS:
Net investment income (loss) .......................                (0.23)        (0.03)         0.01          0.05          0.06
Net realized and unrealized gain (loss) on
 investments .......................................                (2.70)         1.01          2.77          1.83         (0.91)
                                                             ------------  ------------  ------------  ------------  ------------
Total from investment operations ...................                (2.93)         0.98          2.78          1.88         (0.85)
                                                             ------------  ------------  ------------  ------------  ------------

LESS DISTRIBUTIONS:
Dividends from net investment income ...............                   -         (0.02)            -          (0.08)           -
Distribution from net realized gains ...............                (0.10)       (1.98)            -          (1.66)        (2.40)
                                                             ------------  ------------  ------------  ------------  ------------
Total distributions ................................                (0.10)       (2.00)            -          (1.74)        (2.40)
                                                             ------------  ------------  ------------  ------------  ------------
Net asset value, end of year .......................         $      16.41  $      19.44  $      20.46  $      17.68  $      17.54

TOTAL RETURN* ......................................               (15.08)         4.63%        15.72%        12.07%        (4.86)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of year (in 000's) .................         $      4,340  $      5,605  $      3,318  $      2,072  $      2,257
Ratio of expenses to average net assets:
  Net of waivers and reimbursements ................                 1.80%         1.80%         1.80%         1.80%         2.14%
  Before waivers and reimbursements ................                 3.41%         2.86%         3.72%         5.36%         3.21%
Ratio of net investment income (loss) to
average net assets:
  Net of waivers and reimbursements ................                (1.11)        (0.11)         0.10%         0.30%         0.23%
  Before waivers and reimbursements ................                (2.72)        (1.17)        (1.82)        (3.26)        (0.84)%
Portfolio turnover rate ............................                  220%          186%          526%          276%          135%

*Assumes no sales charge.



See notes to financial statements
                                     - 20 -

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and Shareholders of Monterey
Mutual Fund

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the PIA Short-Term Government Securities Fund, the PIA Total Return Bond Fund and the PIA Equity Fund (the "Funds"), series of Monterey Mutual Fund (the "Trust") at November 30, 2002, and the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights of the Funds as of November 30, 1998 and for the period then ended were audited by other independent accountants whose report dated January 8, 1999 expressed an unqualified opinion on those financial statements.


/s/ Pricewaterhouse Coopers LLP
-------------------------------
Milwaukee, Wisconsin
January 15, 2003

                              MONTEREY MUTUAL FUND
               PERFORMANCE RESULTS - YEAR ENDED NOVEMBER 30, 2002



PIA SHORT-TERM
GOVERNMENT SECURITIES FUND

AVERAGE ANNUAL TOTAL RETURNS       VALUE ON 11/30/02
----------------------------       ---------------------
1 year                 2.87%       PIA ST Gov't. $16,559
5 year                 5.56%       Lehman Index  $16,996
Inception              6.03%


10,000 INVESTMENT MADE 4/22/94 (INCEPTION DATE)

                                    LEHMAN
                                GOVERNMENT 1-3
      PIA ST GOV'T                YEAR INDEX
 4/22/94       $10,000             $10,000
11/30/94       $10,243             $10,120
11/30/95       $11,009             $11,155
11/30/96       $11,857             $11,808
11/30/97       $12,635             $12,512
11/30/98       $13,518             $13,422
11/30/99       $13,924             $13,775
11/30/00       $14,940             $14,733
11/30/01       $16,097             $16,177
11/30/02       $16,559             $16,996


   The returns shown included the is an un-reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would and pay on fund distributions or the redemption of fund shares. Past performance is not of future performance.

    The Lehman Government 1-3 Year Index is an unmanaged index consisting of all US Treasury & Agency bonds weighted according to market capitalization with maturities between one and three years.

   The PIA SHORT-TERM GOVERNMENT SECURITIES FUND provided a return of 2.87% this year. The Fund's emphasis on investing in short-term U.S. Government securities provided a significant measure of stability in a year when many debt securities lost value due to perceived increased credit risk. The Fund maintained a portfolio duration that averaged approximately one year during the past year. During the same period the Lehman Government 1-3 year Index provided a return of 5.06%.
-----------
   *Performance information depicted here begins on 4/30/94.

PIA TOTAL RETURN
BOND FUND

AVERAGE ANNUAL TOTAL RETURNS       VALUE ON 11/30/02
----------------------------       ---------------------
1 year                 4.17%       PIA Total Return Bond $12,755
Inception              5.90%       Lehman Index  $12,862


INVESTMENT MADE 9/1/98 (INCEPTION DATE)

     PIA Total Return               Lehman
          Bond                 Gov/Credit Index
  9/1/98       $10,000             $10,000
11/30/98       $10,265             $ 9,989
11/30/99       $10,168             $ 9,858
11/30/00       $11,037             $10,747
11/30/01       $12,244             $11,985
11/30/02       $12,755             $12,862

    The returns shown included the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not predictive predictive of future performance.

    The Lehman Gov/Credit index managed index consisting of US Treasury & Agency bonds and publicly issued US corporate and foreign debentures secured notes.

   The PIA TOTAL RETURN BOND FUND provided a return of 4.17% this year. The Fund's emphasis on investing in intermediate term corporate bonds produced mixed results. Many of the issues provided above average returns, but a few issues suffered from declines in investment ratings and produced negative returns. The Fund maintained a portfolio duration that averaged less than the Lehman Aggregate Bond Index. These two factors were primarily responsible for the Fund's returns being less than that of the Lehman Government Credit Bond Index which increased by 7.32% during the same period

                              MONTEREY MUTUAL FUND
               PERFORMANCE RESULTS - YEAR ENDED NOVEMBER 30, 2002

      (ALL PERFORMANCE MEASUREMENTS REFLECT THE MAXIMUM SALES LOAD CHARGED,
                                FOR EACH PERIOD)


PIA EQUITY FUND
AVERAGE ANNUAL TOTAL RETURNS                 VALUE ON 11/30/02
----------------------------                 -------------------------
1 year               (18.72)%                PIA Equity        $11,733
5 year                 0.97%                 S&P 500(R) Index  $13,998
Inception 2.76%

$10,000 INVESTMENT MADE 12/13/96 (DATE PIA BECAME INVESTMENT ADVISER)

              PIA EQUITY    S&P 500 INDEX
12/13/96       $ 9,549        $10,000
11/30/97       $10,701        $13,340
11/30/98       $10,181        $16,496
11/30/99       $11,410        $19,943
11/30/00       $13,205        $19,102
11/30/01       $13,816        $16,767
11/30/02       $11,733        $13,998

The returns shown included the taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Past performance is not predictive of future performance. reinvestment of all dividends, but a do not reflect the deduction of

The S&P 500(R) Index is a broad unmanaged index generally considered to be representative of the US equity market.

The PIA EQUITY FUND provided a return of minus 15.08% (-18.72% after sales charge) this year. The Fund's emphasis on investing in small cap growth stocks also produced mixed results. During the past year, stocks in general suffered from investor anxiety about both safety and economic growth potential and produced negative returns. The Fund is more than 90% invested in smaller capitalization stocks, which reflects an outlook for increased economic activity and corporate profits. Large negative returns from several investments in health care and technology companies were primarily responsible for the Fund's return being less than that of the Russell 2000 Stock Index which decreased by 10.60% during the same period.


MONTEREY MUTUAL FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF
                                                                                                      PORTFOLIOS IN     OTHER
                                                  TERM OF OFFICE(1)                                   FUND COMPLEX    DIRECTORSHIPS
                                 POSITION(S)      AND LENGTH OF    PRINCIPAL OCCUPATION(S)            OVERSEEN         HELD BY
NAME, ADDRESS AND AGE            HELD WITH FUND   TIME SERVED      DURING PAST 5 YEARS                BY TRUSTEE       TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

BEATRICE P. FELIX                Trustee          Served as        Sales Agent, Roland Land Realty      5               None
1011 4th Street, #218                             Trustee since    (1994 - present)
Santa Monica, CA 90403                            1996
Age: 43

ANN LOUISE MARINACCIO            Trustee          Served as        Sales Associate, Saks Fifth Avenue   5               None
1 Norwood Road                                    Trustee since    (1986 - present)
Springfield, NJ 07081                             1996
Age: 62

ROBERT I. WEISBERG               Trustee          Served as        President and Managing Partner,      5            Environmental
41 West Shore Road                                Trustee since    Alco Financial Services, LLC                      Power, Inc.,
Belvedere, CA 94920                               1996             (1997 - present)                                  Titan General
Age: 55                                                                                                              Holdings, Inc.



INTERESTED TRUSTEES AND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                      NUMBER OF
                                                                                                      PORTFOLIOS IN      OTHER
                                                  TERM OF OFFICE(1)                                   FUND COMPLEX    DIRECTORSHIPS
                                 POSITION(S)      AND LENGTH OF    PRINCIPAL OCCUPATION(S)            OVERSEEN          HELD BY
NAME, ADDRESS AND AGE            HELD WITH FUND   TIME SERVED      DURING PAST 5 YEARS                BY TRUSTEE        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

JOSEPH LLOYD MCADAMS, JR.(2)     Trustee,         Served as        Chairman of the Board and Chief      5               None
1299 Ocean Avenue                Chairman         Trustee and      Investment Officer, Pacific Income
Suite 210                                         Chairman         Advisers, Inc. (1986 - present);
Santa Monica, CA 90401                            since 1996       Chairman of the Board, Chief
Age: 56                                                            Executive Officer and President,
                                                                   Syndicated Capital, Inc. (1987 -
                                                                   present); Chairman of the Board
                                                                   and Chief Executive Officer,
                                                                   Anworth Mortgage Asset Corp.
                                                                   (1998 - present)

JOHN MICHAEL MURPHY(2)           Trustee          Served as        President, Murphy Investment         5               None
2830 North Cabrillo Highway                       Trustee since    Management, Inc. (1989 - present);
Half Moon Bay, CA 94019                           1996             President, Murenove, Inc., a
Age: 60                                                            newsletter publisher (1985 - present)




                                     - 24 -


INTERESTED TRUSTEES AND OFFICERS (CONTINUED)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  NUMBER OF
                                                                                                  PORTFOLIOS IN      OTHER
                                              TERM OF OFFICE(1)                                   FUND COMPLEX     DIRECTORSHIPS
                           POSITION(S)        AND LENGTH OF    PRINCIPAL OCCUPATION(S)            OVERSEEN           HELD BY
NAME, ADDRESS AND AGE      HELD WITH FUND     TIME SERVED      DURING PAST 5 YEARS                BY TRUSTEE        TRUSTEE
------------------------------------------------------------------------------------------------------------------------------------

HEATHER U. BAINES          President and      Served as        President and Chief Executive        N/A             N/A
1299 Ocean Avenue          Treasurer          President and    Officer, Pacific Income Advisers,
                                      Inc.
Suite 210                                     Treasurer since  (1986 -  present); Executive Vice
Santa Monica, CA 90401                        1996             President, Anworth Mortgage Asset
Age: 60                                                        Corp. (1998 - present)

FLAVEN BUTLER              Secretary          Served as        Assistant Vice President, Pacific    N/A             N/A
1299 Ocean Avenue                             Secretary since  Income Advisers, Inc. (1994 -
Suite 210                                     2001             Present)
Santa Monica, CA 90401
Age: 29

(1) Each Trustee serves an indefinite term until the election of a Each Officer serves an indefinite term, renewed annually, until successor. the election of a successor.
(2) Mr. McAdams and Mr. Murphy are considered Interested Trustees of the Trust within the meaning of the Investment Company Act of 1940, as amended. Mr. McAdams is considered an Interested Trustee because of his affiliation with Pacific Income Advisers, Inc. and Syndicated Capital, Inc. Mr. Murphy is considered an Interested Trustee because of his affiliation with Murphy Investment Management, Inc.

THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT THE TRUSTEES AND IS AVAILABLE UPON REQUEST, WITHOUT CHARGE, BY CALLING 1-800-628-9403.

Monterey Mutual Funds Distributed by:
Syndicated Capital, Inc.
1299 Ocean Avenue,
Suite 210 Santa Monica, CA  90401